Quarterly Holdings Report
for
Fidelity® Series Global ex U.S. Index Fund
July 31, 2022
SGX-NPRT3-0922
1.899285.112
Common Stocks - 93.7%
	Shares	Value ($)
Australia - 4.7%
Ampol Ltd.	303,544	7,191,416
APA Group unit	1,533,878	12,576,806
Aristocrat Leisure Ltd.	792,610	19,774,082
ASX Ltd.	253,691	15,768,108
Aurizon Holdings Ltd.	2,416,917	6,840,592
Australia & New Zealand Banking Group Ltd.	3,661,324	59,171,625
Australia & New Zealand Banking Group Ltd. (a)	239,857	3,856,956
BHP Group Ltd.	6,614,446	181,006,671
BlueScope Steel Ltd.	655,870	7,704,098
Brambles Ltd.	1,879,635	15,128,621
Cochlear Ltd.	87,032	13,118,064
Coles Group Ltd.	1,754,471	23,106,979
Commonwealth Bank of Australia	2,227,614	158,199,310
Computershare Ltd.	708,831	12,522,906
Crown Ltd. (a)	474,505	4,343,130
CSL Ltd.	630,399	128,359,915
Dexus unit	1,442,613	9,694,372
Dominos Pizza Enterprises Ltd.	77,594	3,967,372
Endeavour Group Ltd.	1,770,788	9,865,835
Evolution Mining Ltd.	2,322,418	4,290,154
Fortescue Metals Group Ltd.	2,215,401	28,509,013
Goodman Group unit	2,184,013	31,963,159
IDP Education Ltd.	266,533	5,362,610
Insurance Australia Group Ltd.	3,252,896	10,235,447
Lendlease Group unit	858,224	6,217,526
Macquarie Group Ltd.	477,894	61,162,496
Medibank Private Ltd.	3,629,083	8,726,249
Mineral Resources Ltd.	224,671	8,560,882
Mirvac Group unit	5,053,390	7,655,814
National Australia Bank Ltd.	4,218,933	91,114,214
Newcrest Mining Ltd.	1,168,799	15,751,034
Northern Star Resources Ltd.	1,539,029	8,457,936
Orica Ltd.	520,594	6,170,203
Origin Energy Ltd.	2,325,192	9,762,000
Qantas Airways Ltd. (a)	1,207,244	3,890,163
QBE Insurance Group Ltd.	1,937,637	15,667,198
Ramsay Health Care Ltd.	236,527	11,684,856
REA Group Ltd.	68,924	6,080,773
Reece Ltd.	276,925	2,990,879
Rio Tinto Ltd.	486,192	33,685,589
Santos Ltd.	4,214,853	21,910,408
Scentre Group unit	6,868,039	14,074,283
SEEK Ltd.	448,733	7,268,190
Sonic Healthcare Ltd.	597,298	14,383,842
South32 Ltd.	6,109,675	16,652,626
Stockland Corp. Ltd. unit	3,065,847	8,307,484
Suncorp Group Ltd.	1,656,841	13,084,548
Telstra Corp. Ltd.	5,408,918	14,782,629
The GPT Group unit	2,443,853	7,862,363
The Lottery Corp. (a)	2,983,578	9,511,523
Transurban Group unit	4,015,171	41,041,823
Treasury Wine Estates Ltd.	970,726	8,367,694
Vicinity Centres unit	5,145,640	7,529,080
Washington H. Soul Pattinson & Co. Ltd.	281,643	5,099,049
Wesfarmers Ltd.	1,478,922	48,457,647
Westpac Banking Corp.	4,571,637	69,228,975
WiseTech Global Ltd.	192,015	6,800,137
Woodside Energy Group Ltd.	2,462,471	55,603,775
Woolworths Group Ltd.	1,587,686	41,770,566
TOTAL AUSTRALIA		1,481,871,695
Austria - 0.1%
Erste Group Bank AG	453,688	11,502,217
OMV AG	186,771	7,906,635
Verbund AG	89,205	9,800,987
Voestalpine AG	143,374	3,209,125
TOTAL AUSTRIA		32,418,964
Bailiwick of Jersey - 0.5%
Experian PLC	1,203,756	42,146,250
Ferguson PLC	285,331	35,755,290
Glencore Xstrata PLC	12,917,979	73,215,249
WPP PLC	1,513,762	16,337,116
TOTAL BAILIWICK OF JERSEY		167,453,905
Belgium - 0.5%
Ageas	216,736	9,425,465
Anheuser-Busch InBev SA NV	1,137,463	60,931,432
D'ieteren Group	32,760	5,340,436
ELIA GROUP SA/NV (b)	42,098	6,380,795
Groupe Bruxelles Lambert SA	135,359	11,936,292
KBC Group NV	329,478	17,257,071
Proximus	193,134	2,673,683
Sofina SA (b)	19,535	4,560,177
Solvay SA Class A	99,405	8,686,533
UCB SA	166,359	12,973,077
Umicore SA	276,911	10,030,377
Warehouses de Pauw	204,965	6,946,505
TOTAL BELGIUM		157,141,843
Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)	6,308,000	3,792,884
Alibaba Pictures Group Ltd. (a)	14,390,000	1,228,207
Beijing Enterprises Water Group Ltd.	5,452,000	1,652,984
China Gas Holdings Ltd.	3,992,000	6,143,181
China Resource Gas Group Ltd.	1,250,200	5,247,722
China Ruyi Holdings Ltd. (a)(b)	5,732,000	1,657,555
CK Infrastructure Holdings Ltd.	841,131	5,271,869
Cosco Shipping Ports Ltd.	2,234,345	1,667,953
Credicorp Ltd. (United States)	94,731	12,258,191
Hongkong Land Holdings Ltd.	1,531,745	7,962,109
Hopson Development Holdings Ltd.	1,081,872	1,430,570
Jardine Matheson Holdings Ltd.	281,464	14,865,759
Kunlun Energy Co. Ltd.	4,932,000	3,631,506
Nine Dragons Paper (Holdings) Ltd.	1,880,000	1,551,918
Orient Overseas International Ltd.	174,000	6,051,287
Shenzhen International Holdings Ltd.	1,789,236	1,647,942
TOTAL BERMUDA		76,061,637
Brazil - 1.0%
Ambev SA	5,757,530	16,613,502
Americanas SA	803,695	2,174,626
Atacadao SA	653,600	2,353,369
B3 SA - Brasil Bolsa Balcao	8,014,275	17,177,540
Banco Bradesco SA	516,238	1,443,722
Banco BTG Pactual SA unit	1,484,600	6,464,513
Banco do Brasil SA	1,136,800	7,902,958
Banco Santander SA (Brasil) unit	473,100	2,586,730
BB Seguridade Participacoes SA	901,200	5,049,340
BRF SA (a)	759,891	2,343,956
CCR SA	1,498,800	3,762,860
Centrais Eletricas Brasileiras SA (Electrobras)	1,433,430	12,691,179
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	456,800	3,943,731
Companhia Siderurgica Nacional SA (CSN)	874,300	2,485,641
Cosan SA	1,637,932	5,910,243
CPFL Energia SA	283,400	1,798,739
Energisa SA unit	245,400	2,088,753
ENGIE Brasil Energia SA	300,450	2,573,577
Equatorial Energia SA	1,404,100	6,732,711
Hapvida Participacoes e Investimentos SA (c)	6,147,044	7,318,334
Hypera SA	571,400	4,703,412
JBS SA	1,106,100	6,828,015
Klabin SA unit	948,300	3,652,736
Localiza Rent A Car SA	982,776	10,942,526
Lojas Renner SA	1,261,809	6,167,478
Magazine Luiza SA	3,841,832	1,915,681
Natura & Co. Holding SA (a)	1,130,019	3,402,659
Petro Rio SA (a)	896,600	4,196,991
Petroleo Brasileiro SA - Petrobras (ON)	3,884,011	27,744,544
Raia Drogasil SA	1,467,600	5,950,841
Rede D'Oregon Sao Luiz SA (c)	512,900	3,210,767
Rumo SA	1,661,600	5,632,760
Suzano Papel e Celulose SA	943,495	8,805,662
Telefonica Brasil SA	646,140	5,569,634
TIM SA	1,059,303	2,577,574
Totvs SA	679,300	3,462,079
Ultrapar Participacoes SA	925,100	2,268,901
Vale SA	4,640,247	62,553,338
Vale SA sponsored ADR	620,044	8,345,792
Vibra Energia SA	1,494,750	4,810,032
Weg SA	2,231,232	12,091,716
TOTAL BRAZIL		308,249,162
British Virgin Islands - 0.0%
VK Co. Ltd. unit (a)(d)	120,267	53,300
Canada - 7.7%
Agnico Eagle Mines Ltd. (Canada)	597,714	25,699,998
Air Canada (a)	214,814	2,917,196
Algonquin Power & Utilities Corp. (b)	840,541	11,755,956
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,108,610	49,528,389
AltaGas Ltd. (b)	377,924	8,419,954
ARC Resources Ltd.	902,133	12,652,617
Bank of Montreal (b)	845,518	84,290,991
Bank of Nova Scotia (b)	1,587,339	96,699,321
Barrick Gold Corp. (Canada)	2,332,787	36,762,049
Bausch Health Cos., Inc. (Canada) (a)	340,630	1,569,417
BCE, Inc.	100,642	5,084,954
BlackBerry Ltd. (a)(b)	680,969	4,185,097
Brookfield Asset Management, Inc. (Canada) Class A	1,843,214	91,458,996
Brookfield Renewable Corp.	171,176	6,697,058
BRP, Inc.	46,614	3,545,511
CAE, Inc. (a)	420,249	11,118,688
Cameco Corp.	523,260	13,476,330
Canadian Apartment Properties (REIT) unit (b)	116,516	4,413,878
Canadian Imperial Bank of Commerce	1,181,670	59,777,894
Canadian National Railway Co.	774,574	98,129,038
Canadian Natural Resources Ltd. (b)	1,539,568	85,012,575
Canadian Pacific Railway Ltd.	1,213,117	95,652,980
Canadian Tire Ltd. Class A (non-vtg.) (b)	74,345	9,550,971
Canadian Utilities Ltd. Class A (non-vtg.)	155,520	5,034,012
CCL Industries, Inc. Class B	199,711	10,032,727
Cenovus Energy, Inc. (Canada)	1,826,029	34,793,727
CGI, Inc. Class A (sub. vtg.) (a)	285,317	24,464,337
Constellation Software, Inc.	26,210	44,586,167
Dollarama, Inc. (b)	368,213	22,316,201
Emera, Inc. (b)	341,809	16,204,931
Empire Co. Ltd. Class A (non-vtg.)	222,804	6,761,285
Enbridge, Inc. (b)	2,644,263	118,754,883
Fairfax Financial Holdings Ltd. (sub. vtg.)	32,719	17,624,900
First Quantum Minerals Ltd.	771,817	14,103,719
FirstService Corp. (b)	50,712	6,784,173
Fortis, Inc.	619,949	29,284,850
Franco-Nevada Corp.	250,328	32,053,635
George Weston Ltd. (b)	97,115	11,591,157
GFL Environmental, Inc. (b)	237,385	6,569,774
Gildan Activewear, Inc.	243,391	7,133,235
Great-West Lifeco, Inc.	369,166	8,971,493
Hydro One Ltd. (c)	432,376	12,070,940
iA Financial Corp, Inc.	144,640	7,958,560
IGM Financial, Inc.	111,051	3,224,299
Imperial Oil Ltd.	305,962	14,663,143
Intact Financial Corp.	229,754	34,197,112
Ivanhoe Mines Ltd. (a)	769,669	4,784,323
Keyera Corp. (b)	297,625	7,714,009
Kinross Gold Corp.	1,594,374	5,465,856
Lightspeed Commerce, Inc. (Canada) (a)	166,470	3,572,368
Loblaw Companies Ltd.	218,276	19,869,926
Lundin Mining Corp.	840,409	4,738,396
Magna International, Inc. Class A (sub. vtg.)	375,510	23,978,332
Manulife Financial Corp.	2,541,867	46,527,947
Metro, Inc.	319,074	17,668,609
National Bank of Canada	445,978	31,292,119
Northland Power, Inc. (b)	309,190	10,136,110
Nutrien Ltd. (b)	720,882	61,710,269
Nuvei Corp. (a)(c)	84,900	2,967,572
Onex Corp. (sub. vtg.)	93,792	5,012,787
Open Text Corp.	353,158	14,445,680
Pan American Silver Corp.	272,406	5,538,014
Parkland Corp. (b)	199,256	5,590,776
Pembina Pipeline Corp. (b)	724,378	27,655,961
Power Corp. of Canada (sub. vtg.)	741,921	20,162,314
Quebecor, Inc. Class B (sub. vtg.)	209,778	4,660,641
Restaurant Brands International, Inc.	274,649	14,723,872
Restaurant Brands International, Inc.	113,857	6,103,874
RioCan (REIT) (b)	199,677	3,204,375
Ritchie Bros. Auctioneers, Inc.	145,042	10,454,396
Rogers Communications, Inc. Class B (non-vtg.) (b)	464,497	21,354,058
Royal Bank of Canada (b)	1,847,670	180,157,023
Saputo, Inc. (b)	329,973	8,150,440
Shaw Communications, Inc. Class B	623,434	16,864,436
Shopify, Inc. Class A (a)	1,491,222	51,949,095
Sun Life Financial, Inc.	767,662	35,644,983
Suncor Energy, Inc.	1,872,584	63,552,771
TC Energy Corp.	1,281,690	68,330,777
Teck Resources Ltd. Class B (sub. vtg.)	614,468	18,066,237
TELUS Corp.	604,733	13,921,775
TFI International, Inc. (Canada)	108,731	10,859,939
The Toronto-Dominion Bank	2,378,883	154,523,828
Thomson Reuters Corp.	221,775	24,902,602
TMX Group Ltd.	74,170	7,610,165
Toromont Industries Ltd.	108,695	9,154,469
Tourmaline Oil Corp. (b)	410,748	25,734,498
West Fraser Timber Co. Ltd.	80,313	7,519,211
Wheaton Precious Metals Corp.	593,772	20,374,325
WSP Global, Inc.	152,346	18,380,740
TOTAL CANADA		2,422,609,016
Cayman Islands - 5.2%
3SBio, Inc. (c)	1,874,500	1,246,499
AAC Technology Holdings, Inc. (b)	944,000	1,830,255
Airtac International Group	178,456	4,875,994
Alibaba Group Holding Ltd. (a)	19,842,424	223,097,669
Anta Sports Products Ltd.	1,587,200	17,459,422
Autohome, Inc. ADR Class A	96,442	3,442,015
Baidu, Inc. Class A (a)	2,978,798	51,486,750
BeiGene Ltd. ADR (a)	61,975	10,416,758
Bilibili, Inc. Class Z (a)	230,664	5,638,169
Bosideng International Holdings Ltd.	4,506,000	2,629,012
Budweiser Brewing Co. APAC Ltd. (c)	2,314,158	6,411,921
Chailease Holding Co. Ltd.	1,809,243	12,825,371
China Conch Venture Holdings Ltd.	2,070,500	4,019,723
China Feihe Ltd. (c)	4,542,000	3,992,382
China Hongqiao Group Ltd.	2,913,000	3,028,074
China Huishan Dairy Holdings Co. Ltd. (a)(d)	958,000	1
China Liansu Group Holdings Ltd.	1,380,000	1,692,939
China Literature Ltd. (a)(c)	516,400	2,036,023
China Medical System Holdings Ltd.	1,697,000	2,702,264
China Meidong Auto Holding Ltd.	728,000	1,763,915
China Mengniu Dairy Co. Ltd.	4,188,000	19,419,763
China Overseas Property Holdings Ltd.	1,675,000	1,749,704
China Resources Cement Holdings Ltd.	3,354,000	2,059,425
China Resources Land Ltd.	4,232,465	17,657,961
China Resources Microelectronics Ltd. (A Shares)	85,320	642,200
China Resources Mixc Lifestyle Services Ltd. (c)	850,000	3,605,778
China State Construction International Holdings Ltd.	2,487,750	2,582,856
ChinaSoft International Ltd.	3,828,000	3,272,128
Chow Tai Fook Jewellery Group Ltd.	2,577,600	5,096,161
CIFI Ever Sunshine Services Group Ltd.	1,002,000	722,470
CIFI Holdings Group Co. Ltd.	5,136,679	1,393,792
CK Asset Holdings Ltd.	2,579,139	18,218,481
CK Hutchison Holdings Ltd.	3,523,723	23,373,839
Country Garden Holdings Co. Ltd. (b)	10,783,866	4,162,488
Country Garden Services Holdings Co. Ltd.	2,670,000	5,945,502
Dali Foods Group Co. Ltd. (c)	2,386,500	1,137,022
Daqo New Energy Corp. ADR (a)	75,240	4,868,028
Dongyue Group Co. Ltd.	1,778,000	1,932,042
ENN Energy Holdings Ltd.	1,041,600	16,970,998
ESR Cayman Ltd. (a)(c)	2,592,391	6,720,488
Futu Holdings Ltd. ADR (a)(b)	74,401	3,095,082
GDS Holdings Ltd. Class A (a)	1,210,320	4,145,557
Geely Automobile Holdings Ltd.	7,845,000	15,490,325
Genscript Biotech Corp. (a)	1,540,000	5,571,536
Grab Holdings Ltd. (a)(b)	1,371,440	4,045,748
Greentown China Holdings Ltd.	1,080,000	2,132,511
Greentown Service Group Co. Ltd.	1,786,000	1,594,907
H World Group Ltd. ADR	256,633	9,841,876
Haidilao International Holding Ltd. (b)(c)	1,427,000	2,846,765
Haitian International Holdings Ltd.	830,000	1,992,025
Hansoh Pharmaceutical Group Co. Ltd. (c)	1,468,000	2,861,234
Hengan International Group Co. Ltd.	831,500	4,019,851
HUTCHMED China Ltd. sponsored ADR (a)(b)	105,185	1,374,768
Hygeia Healthcare Holdings Co. (c)	422,200	2,428,353
Innovent Biologics, Inc. (a)(c)	1,373,000	5,728,194
Inter & Co., Inc. unit	176,651	533,630
iQIYI, Inc. ADR (a)(b)	411,492	1,571,899
JD Health International, Inc. (a)(c)	1,465,050	11,104,661
JD.com, Inc. Class A	2,621,499	78,206,003
Jinxin Fertility Group Ltd. (c)	2,211,000	1,718,124
Jiumaojiu International Holdings Ltd. (c)	944,000	2,053,978
JOYY, Inc. ADR	69,553	1,800,727
Kanzhun Ltd. ADR (a)	107,007	2,515,735
KE Holdings, Inc. ADR (a)	413,403	5,833,116
Kingboard Chemical Holdings Ltd.	838,000	2,449,980
Kingboard Laminates Holdings Ltd.	1,246,000	1,141,255
Kingdee International Software Group Co. Ltd. (a)	3,343,000	7,222,675
Kingsoft Corp. Ltd.	1,211,600	4,051,580
Kuaishou Technology Class B (a)(c)	2,291,700	23,063,262
Li Ning Co. Ltd.	3,096,000	25,083,835
Longfor Properties Co. Ltd. (c)	2,414,500	8,058,689
Lufax Holding Ltd. ADR	1,116,299	5,112,649
Meituan Class B (a)(c)	5,351,090	120,042,894
Microport Scientific Corp. (b)	793,700	1,874,571
Ming Yuan Cloud Group Holdings Ltd.	835,000	766,933
Minth Group Ltd.	974,000	2,599,434
NetEase, Inc.	2,713,135	50,753,994
New Oriental Education & Technology Group, Inc. (a)	1,998,730	5,479,216
NIO, Inc. sponsored ADR (a)(b)	1,722,643	33,987,746
Parade Technologies Ltd.	105,000	3,941,360
Pinduoduo, Inc. ADR (a)	573,761	28,120,027
Ping An Healthcare and Technology Co. Ltd. (a)(b)(c)	773,800	2,025,706
Pop Mart International Group Ltd. (c)	687,000	1,575,307
RLX Technology, Inc. ADR (a)	595,818	965,225
Sands China Ltd. (a)	3,206,865	7,521,830
Sany Heavy Equipment International Holdings Co. Ltd.	1,388,000	1,517,094
Sea Ltd. ADR (a)	468,993	35,793,546
Seazen Group Ltd.	2,464,000	844,362
Shenzhou International Group Holdings Ltd.	1,094,500	11,512,127
Silergy Corp.	425,000	7,927,922
Sino Biopharmaceutical Ltd.	14,005,000	8,099,810
SITC International Holdings Co. Ltd.	1,727,000	5,863,075
Smoore International Holdings Ltd. (b)(c)	2,335,000	5,413,700
Sunny Optical Technology Group Co. Ltd.	940,900	12,717,294
TAL Education Group ADR (a)	534,909	2,631,752
Tencent Holdings Ltd.	8,161,700	315,440,004
Tencent Music Entertainment Group ADR (a)	948,582	3,993,530
Tingyi (Cayman Islands) Holding Corp.	2,514,000	4,137,744
Tongcheng Travel Holdings Ltd. (a)	1,670,000	3,191,123
Topsports International Holdings Ltd. (c)	2,584,000	2,152,812
Trip.com Group Ltd. ADR (a)	703,258	18,129,991
Uni-President China Holdings Ltd.	1,686,000	1,539,971
Vinda International Holdings Ltd.	423,000	1,123,524
Vipshop Holdings Ltd. ADR (a)	596,310	5,462,200
Want Want China Holdings Ltd.	6,355,000	5,165,021
Weibo Corp. sponsored ADR (a)	97,242	1,868,991
WH Group Ltd. (c)	10,794,743	8,168,355
Wharf Real Estate Investment Co. Ltd.	2,207,349	9,813,689
Wuxi Biologics (Cayman), Inc. (a)(c)	4,695,500	44,945,879
Xiaomi Corp. Class B (a)(c)	20,143,800	31,665,944
Xinyi Glass Holdings Ltd.	2,317,467	4,564,140
Xinyi Solar Holdings Ltd.	6,453,450	10,966,894
XPeng, Inc. ADR (a)	548,164	13,391,647
XTEP International Holdings Ltd.	1,903,000	3,093,323
Yadea Group Holdings Ltd. (c)	1,580,000	3,401,572
Yihai International Holding Ltd.	579,000	1,700,143
Zai Lab Ltd. ADR (a)	114,807	4,653,128
Zhen Ding Technology Holding Ltd.	848,230	3,202,427
Zhongsheng Group Holdings Ltd. Class H	839,500	4,796,440
ZTO Express, Inc. sponsored ADR	546,599	13,987,468
TOTAL CAYMAN ISLANDS		1,623,347,697
Chile - 0.1%
Banco de Chile	58,544,299	5,554,919
Banco de Credito e Inversiones	62,995	1,900,686
Banco Santander Chile	86,929,701	3,443,037
Cencosud SA	1,823,210	2,490,702
Compania Cervecerias Unidas SA	148,443	856,624
Compania Sud Americana de Vapores SA	18,655,090	2,018,501
Empresas CMPC SA	1,436,384	2,440,466
Empresas COPEC SA	482,901	3,954,954
Enel Americas SA	27,631,799	2,796,604
Enel Chile SA	31,768,169	909,576
Falabella SA	1,021,353	2,278,237
TOTAL CHILE		28,644,306
China - 3.3%
360 Security Technology, Inc. (A Shares)	788,800	864,904
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	245,200	712,052
A-Living Smart City Services C (H Shares) (c)	721,750	881,741
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	42,874	773,928
AECC Aero-Engine Control Co. Ltd. (A Shares)	61,200	247,968
AECC Aviation Power Co. Ltd.	187,452	1,385,158
Agricultural Bank of China Ltd.:
(A Shares)	7,033,200	2,973,894
(H Shares)	37,835,000	12,483,299
Aier Eye Hospital Group Co. Ltd. (A Shares)	544,219	2,457,110
Air China Ltd.:
(A Shares) (a)	1,259,700	1,805,440
(H Shares) (a)	1,052,000	825,529
Aluminum Corp. of China Ltd.:
(A shares) (a)	950,100	659,857
(H Shares)	6,070,000	2,223,149
Amlogic Shanghai Co. Ltd. (A Shares) (a)	32,787	411,722
Angel Yeast Co. Ltd. (A Shares)	41,700	274,713
Anhui Conch Cement Co. Ltd.:
(A Shares)	254,100	1,225,468
(H Shares)	1,784,000	7,056,548
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	15,800	500,615
(B Shares)	158,900	2,429,703
Anhui Honglu Steel Construction Group Co. Ltd.	48,100	213,861
Anhui Kouzi Distillery Co. Ltd. (A Shares)	31,400	233,427
Anhui Yingjia Distillery Co. Ltd. (A Shares)	55,900	452,534
Anjoy Foods Group Co. Ltd. (A Shares)	25,400	553,898
Apeloa Pharmaceutical Co. Ltd. A Shares	70,000	200,275
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (a)	60,000	311,684
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	28,000	685,106
Avary Holding Shenzhen Co. Ltd. (A Shares)	123,800	565,356
AVIC Capital Co. Ltd. (A Shares)	584,900	283,080
AVIC Electromechanical Systems Co. Ltd. (A Shares)	200,500	351,845
AviChina Industry & Technology Co. Ltd. (H Shares)	3,499,000	1,867,643
Avicopter PLC (A Shares)	35,900	233,152
Bank of Beijing Co. Ltd. (A Shares)	1,592,200	985,242
Bank of Changsha Co. Ltd. (A Shares)	913,500	1,003,319
Bank of Chengdu Co. Ltd. (A Shares)	202,100	462,272
Bank of China Ltd.:
(A Shares)	4,596,600	2,086,711
(H Shares)	101,443,024	36,071,648
Bank of Communications Co. Ltd.:
(A Shares)	753,200	516,331
(H Shares)	14,274,200	8,491,893
Bank of Hangzhou Co. Ltd. (A Shares)	550,431	1,168,377
Bank of Jiangsu Co. Ltd. (A Shares)	1,141,660	1,220,550
Bank of Nanjing Co. Ltd. (A Shares)	813,800	1,248,424
Bank of Ningbo Co. Ltd. (A Shares)	517,910	2,400,622
Bank of Shanghai Co. Ltd. (A Shares)	1,062,500	939,816
Baoshan Iron & Steel Co. Ltd. (A Shares)	1,730,800	1,458,501
BBMG Corp. (A Shares)	647,300	252,563
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	2,426,000	1,427,804
Beijing Dabeinong Technology Group Co. Ltd. (A Shares) (a)	239,800	258,293
Beijing Easpring Material Technology Co. Ltd. (A Shares)	36,400	518,755
Beijing Enlight Media Co. Ltd. (A Shares)	153,700	190,693
Beijing Kingsoft Office Software, Inc. (A Shares)	35,642	926,617
Beijing New Building Materials PLC (A Shares)	140,800	601,380
Beijing Originwater Technology Co. Ltd. (A Shares)	167,400	138,226
Beijing Roborock Technology Co. Ltd. (A Shares)	7,058	341,359
Beijing Shiji Information Technology Co. Ltd. (A Shares)	90,552	191,238
Beijing Shunxin Agriculture Co. Ltd.	38,600	134,551
Beijing Sinnet Technology Co. Ltd. (A Shares)	72,700	103,616
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	80,496	239,071
Beijing United Information Technology Co. Ltd. (A Shares)	44,080	600,759
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	45,385	911,131
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)	18,400	325,071
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	3,385,800	2,334,488
Betta Pharmaceuticals Co. Ltd. (A Shares)	21,800	161,923
BGI Genomics Co. Ltd.	22,000	202,399
Bloomage Biotechnology Corp. Ltd. (A Shares)	28,949	685,192
BOC International China Co. Ltd.	178,000	333,373
BOE Technology Group Co. Ltd. (A Shares)	3,560,100	2,055,212
BTG Hotels Group Co. Ltd.	106,500	330,419
By-Health Co. Ltd. (A Shares)	80,300	220,236
BYD Co. Ltd.:
(A Shares)	115,300	5,505,144
(H Shares)	1,118,500	40,921,413
Caitong Securities Co. Ltd.	271,960	294,178
CanSino Biologics, Inc.:
(A Shares) (a)	20,069	481,503
(H Shares) (b)(c)	77,200	647,111
CECEP Solar Energy Co. Ltd. (A Shares)	288,800	382,593
CECEP Wind-Power Corp. (A Shares)	460,100	372,378
CGN Power Co. Ltd. (H Shares) (c)	14,257,000	3,287,325
Chacha Food Co. Ltd. (A Shares)	27,900	197,748
Changchun High & New Technology Industry Group, Inc. (A Shares)	24,900	717,298
Changjiang Securities Co. Ltd. (A Shares)	305,600	246,630
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	14,900	389,026
Chaozhou Three-Circle Group Co. (A Shares)	157,900	629,267
Chengtun Mining Group Co. Ltd. (A Shares)	267,800	313,361
Chengxin Lithium Group Co. Ltd. (A Shares)	66,100	557,140
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)	89,800	243,344
China Baoan Group Co. Ltd. (A Shares)	186,000	393,349
China Cinda Asset Management Co. Ltd. (H Shares)	12,363,000	1,700,918
China CITIC Bank Corp. Ltd.:
(A Shares)	308,300	199,499
(H Shares)	11,524,293	4,815,307
China Coal Energy Co. Ltd. (H Shares)	2,577,000	2,002,535
China Communications Services Corp. Ltd. (H Shares)	2,958,000	1,205,824
China Construction Bank Corp.:
(A Shares)	4,020,200	3,322,858
(H Shares)	121,838,649	77,807,471
China CSSC Holdings Ltd. (A Shares)	287,000	994,402
China Eastern Airlines Corp. Ltd. (A Shares) (a)	729,400	530,599
China Energy Engineering Corp. Ltd. (A Shares) (a)	2,557,000	869,512
China Everbright Bank Co. Ltd.:
(A Shares)	4,317,300	1,858,271
(H Shares)	2,628,000	796,780
China Galaxy Securities Co. Ltd. (H Shares)	5,419,000	2,678,470
China Great Wall Securities Co. Ltd. (A Shares)	112,800	150,679
China Greatwall Technology Group Co. Ltd. (A Shares)	152,400	218,766
China International Capital Corp. Ltd.	179,500	1,131,864
China International Capital Corp. Ltd. (H Shares) (c)	1,733,600	3,184,564
China International Travel Service Corp. Ltd. (A Shares)	149,600	4,667,910
China Jushi Co. Ltd. (A Shares)	360,740	800,226
China Life Insurance Co. Ltd.:
(A Shares)	318,500	1,318,002
(H Shares)	9,527,000	14,189,703
China Longyuan Power Grid Corp. Ltd. (H Shares)	4,495,000	7,192,092
China Meheco Co. Ltd. (A Shares)	116,620	252,160
China Merchants Bank Co. Ltd.:
(A Shares)	716,800	3,732,836
(H Shares)	5,973,691	32,265,952
China Merchants Securities Co. Ltd. (A Shares)	479,200	988,926
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	650,200	1,321,657
China Minmetals Rare Earth Co. Ltd. (A Shares)	78,500	331,656
China Minsheng Banking Corp. Ltd.:
(A Shares)	1,905,200	1,028,857
(H Shares)	9,764,832	3,184,495
China National Building Materials Co. Ltd. (H Shares)	5,304,000	5,324,338
China National Chemical Engineering Co. Ltd. (A Shares)	500,000	799,676
China National Nuclear Power Co. Ltd. (A Shares)	1,205,400	1,104,176
China Northern Rare Earth Group High-Tech Co. Ltd.	253,300	1,181,070
China Oilfield Services Ltd. (H Shares)	2,410,000	2,216,614
China Pacific Insurance (Group) Co. Ltd.	109,600	328,734
China Pacific Insurance (Group) Co. Ltd. (H Shares)	4,162,400	8,886,970
China Petroleum & Chemical Corp.:
(A Shares)	3,312,500	2,023,998
(H Shares)	32,535,800	15,339,212
China Railway Group Ltd.:
(A Shares)	2,481,900	2,128,097
(H Shares)	4,492,000	2,678,067
China Railway Signal & Communications Corp. (A Shares)	645,958	420,800
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	60,700	326,424
China Shenhua Energy Co. Ltd.:
(A Shares)	215,300	897,315
(H Shares)	4,894,500	13,810,771
China Southern Airlines Ltd.:
(A Shares) (a)	1,623,200	1,542,603
(H Shares) (a)	1,256,000	680,009
China State Construction Engineering Corp. Ltd. (A Shares)	3,265,840	2,440,892
China Suntien Green Energy Corp. Ltd. (H Shares)	2,312,000	1,133,925
China Three Gorges Renewables Group Co. Ltd. (A Shares)	2,089,600	1,947,864
China Tower Corp. Ltd. (H Shares) (c)	60,610,000	7,798,329
China United Network Communications Ltd. (A Shares)	3,229,800	1,648,623
China Vanke Co. Ltd.:
(A Shares)	588,900	1,501,776
(H Shares)	2,558,200	4,868,789
China Yangtze Power Co. Ltd. (A Shares)	1,760,400	6,239,907
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	41,200	724,242
China Zheshang Bank Co. Ltd.	1,543,400	741,926
Chongqing Brewery Co. Ltd. (A Shares)	41,600	758,424
Chongqing Changan Automobile Co. Ltd. (A Shares)	615,264	1,679,293
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	42,300	187,166
Chongqing Rural Commercial Bank Co. Ltd.:
(A Shares)	198,300	105,365
(H Shares)	354,000	123,112
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	109,900	1,622,293
CITIC Securities Co. Ltd.:
(A Shares)	410,405	1,195,588
(H Shares)	3,897,775	8,004,195
Cmoc Group Ltd.:
(A Shares)	384,300	307,495
(H Shares)	6,939,000	3,403,247
CNGR Advanced Material Co. Ltd.	32,400	598,426
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)	303,775	447,553
Contemporary Amperex Technology Co. Ltd.	176,900	13,427,299
COSCO Shipping Development Co. Ltd. (A Shares)	962,000	401,634
COSCO Shipping Energy Transportation Co. Ltd. (A Shares)	331,800	624,468
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	634,170	1,292,319
(H Shares)	4,832,100	7,226,698
CRRC Corp. Ltd. (A Shares)	5,254,900	4,018,272
CSC Financial Co. Ltd. (A Shares)	295,500	1,142,323
Daan Gene Co. Ltd.	79,840	222,494
Daqin Railway Co. Ltd. (A Shares)	1,014,000	910,112
DaShenLin Pharmaceutical Group Co. Ltd.	49,680	237,516
DHC Software Co. Ltd. (A Shares)	423,600	389,028
Do-Fluoride New Materials Co. Ltd. (A Shares)	70,000	506,097
Dong E-E-Jiao Co. Ltd. (A Shares)	53,400	283,720
Dongfang Electric Corp. Ltd. (A Shares)	139,524	359,112
Dongfeng Motor Group Co. Ltd. (H Shares)	3,668,000	2,532,588
Dongxing Securities Co. Ltd. (A Shares)	241,600	294,442
East Money Information Co. Ltd. (A Shares)	980,817	3,245,266
Ecovacs Robotics Co. Ltd. Class A	31,300	430,465
ENN Natural Gas Co. Ltd. (A Shares)	148,700	380,784
Eve Energy Co. Ltd. (A shares)	133,729	1,876,920
Everbright Securities Co. Ltd. (A Shares)	203,800	458,574
Fangda Carbon New Material Co. Ltd. (A Shares) (a)	224,487	235,648
FAW Jiefang Group Co. Ltd. (A Shares)	156,700	202,452
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)	89,200	191,262
First Capital Securities Co. Ltd. (A Shares)	221,400	200,769
Flat Glass Group Co. Ltd. (a)	87,000	315,864
Flat Glass Group Co. Ltd. (A Shares) (a)	402,900	2,460,976
Focus Media Information Technology Co. Ltd. (A Shares)	1,242,140	1,090,298
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	283,386	3,478,521
Founder Securities Co. Ltd. (A Shares)	428,400	417,910
Foxconn Industrial Internet Co. Ltd. (A Shares)	607,594	906,458
Fujian Sunner Development Co. Ltd. A Shares	72,200	212,006
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	124,600	757,933
(H Shares) (c)	837,200	4,068,737
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	8,100	427,060
Ganfeng Lithium Co. Ltd. (A Shares)	263,760	3,494,620
GCL System Integration Technology Co. Ltd. (a)	270,800	177,676
GD Power Development Co. Ltd. (A Shares)	1,884,200	1,066,052
GEM Co. Ltd. (A Shares)	254,300	368,831
Gemdale Corp. (A Shares)	383,000	665,718
GF Securities Co. Ltd.:
(A Shares)	70,600	167,098
(H Shares)	2,165,000	2,862,801
Giant Network Group Co. Ltd. (A Shares)	218,200	271,637
Gigadevice Semiconductor Beijing, Inc. (A Shares)	47,384	834,466
Ginlong Technologies Co. Ltd. (A Shares)	20,350	693,517
GoerTek, Inc. (A Shares)	260,500	1,230,527
Gotion High-tech Co. Ltd. (A Shares)	141,600	822,454
Great Wall Motor Co. Ltd.:
(A Shares)	160,400	822,216
(H Shares)	4,203,000	6,628,510
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	229,700	1,134,135
GRG Banking Equipment Co. Ltd. (A Shares)	127,700	174,281
Guangdong Haid Group Co. Ltd. (A Shares)	133,400	1,300,296
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	17,200	205,417
Guanghui Energy Co. Ltd. (A Shares)	517,200	748,220
Guangzhou Automobile Group Co. Ltd.	400,600	886,664
Guangzhou Automobile Group Co. Ltd. (H Shares)	3,739,526	3,501,384
Guangzhou Baiyunshan Pharma Health (A Shares)	79,500	339,867
Guangzhou Haige Communications Group (A Shares)	113,500	150,698
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	24,900	257,106
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	33,100	334,106
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	132,940	1,034,313
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	179,516	170,623
Guolian Securities Co. Ltd.	235,800	373,357
Guosen Securities Co. Ltd. (A Shares)	542,800	742,122
Guotai Junan Securities Co. Ltd. (A Shares)	649,900	1,395,452
Guoyuan Securities Co. Ltd. (A Shares)	276,900	265,762
Haier Smart Home Co. Ltd.	3,197,200	10,232,674
Haier Smart Home Co. Ltd. (A Shares)	369,300	1,359,341
Haitong Securities Co. Ltd.:
(A Shares)	65,000	90,189
(H Shares)	5,156,000	3,448,324
Hanergy Mobile Energy Holding (a)(d)	1,902,000	2
Hangzhou First Applied Material Co. Ltd. (A Shares)	102,300	1,061,437
Hangzhou Lion Electronics Co. Ltd. (A Shares)	57,500	485,435
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	68,500	392,161
Hangzhou Robam Appliances Co. Ltd. (A Shares)	60,000	251,996
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	116,100	718,528
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	123,207	1,866,596
(H Shares) (c)	35,600	368,930
Heilongjiang Agriculture Co. Ltd. (A Shares)	97,800	203,712
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	184,100	393,172
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	278,200	1,107,765
Hengli Petrochemical Co. Ltd. (A Shares)	457,560	1,371,487
Hengtong Optic-electric Co. Ltd. (A Shares)	265,400	616,814
Hengyi Petrochemical Co. Ltd. (A Shares)	197,110	273,730
Hesteel Co. Ltd. (A Shares)	773,200	320,471
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	27,400	350,439
Hongfa Technology Co. Ltd. (A Shares)	55,720	339,722
Hoshine Silicon Industry Co. Ltd. (A Shares)	33,200	484,006
Huadian Power International Corp. Ltd. (A Shares)	448,900	287,971
Huadong Medicine Co. Ltd. (A Shares)	147,160	983,751
Huafon Chemical Co. Ltd. (A Shares)	302,200	341,101
Huagong Tech Co. Ltd. (A Shares)	79,200	259,757
Huaibei Mining Holdings Co. Ltd. (A Shares)	207,400	400,955
Hualan Biological Engineer, Inc. (A Shares)	94,650	281,320
Huaneng Power International, Inc.:
(A Shares)	1,038,600	1,083,130
(H Shares)	4,236,000	2,023,593
Huatai Securities Co. Ltd.:
(A Shares)	246,600	485,907
(H Shares) (c)	2,469,400	3,252,729
HUAXI Securities Co. Ltd.	156,800	173,153
Huaxia Bank Co. Ltd. (A Shares)	1,436,764	1,091,536
Huaxin Cement Co. Ltd. (A Shares)	72,800	193,929
Huayu Automotive Systems Co. Ltd. (A Shares)	273,200	888,880
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	90,900	503,189
Huizhou Desay SV Automotive Co. Ltd.	43,300	1,256,749
Humanwell Healthcare Group Co. Ltd. (A Shares)	76,900	200,399
Hunan Valin Steel Co. Ltd. (A Shares)	314,400	212,296
Hundsun Technologies, Inc. (A Shares)	146,053	920,982
iFlytek Co. Ltd. (A Shares)	199,200	1,244,079
IMEIK Technology Development Co. Ltd. (A Shares)	17,600	1,532,242
Industrial & Commercial Bank of China Ltd.:
(A Shares)	3,444,700	2,238,244
(H Shares)	75,614,008	39,976,213
Industrial Bank Co. Ltd. (A Shares)	1,609,400	4,247,152
Industrial Securities Co. Ltd. (A Shares)	594,900	570,892
Ingenic Semiconductor Co. Ltd. (A Shares)	32,500	430,150
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	525,700	2,793,854
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)	3,410,100	1,144,687
Inner Mongolia Dian Tou Energy Corp. Ltd.	160,000	316,814
Inner Mongolia Eerduosi Resourses Co. Ltd. (A Shares)	98,840	267,668
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	454,000	306,512
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	2,295,030	3,618,739
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	323,600	438,995
Inspur Electronic Information Industry Co. Ltd. (A Shares)	70,834	255,433
Intco Medical Technology Co. Ltd. (A Shares)	31,680	108,142
JA Solar Technology Co. Ltd. (A Shares)	157,640	1,818,815
Jafron Biomedical Co. Ltd. (A Shares)	41,600	273,407
Jason Furniture Hangzhou Co. Ltd. (A Shares)	43,030	295,028
JCET Group Co. Ltd. (A Shares)	123,800	463,993
Jiangsu Eastern Shenghong Co. Ltd.	323,600	948,131
Jiangsu Expressway Co. Ltd. (H Shares)	1,174,000	1,024,459
Jiangsu Hengli Hydraulic Co. Ltd.	102,432	792,246
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	477,366	2,501,360
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	106,200	689,817
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	115,200	2,824,938
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	17,600	300,346
Jiangsu Yoke Technology Co. Ltd. (A Shares)	36,600	275,937
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	56,900	227,490
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	279,500	955,731
Jiangxi Copper Co. Ltd. (H Shares)	1,719,000	2,104,433
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (a)	139,500	507,595
Jiangxi Zhengbang Technology Co. Ltd. (A Shares) (a)	130,400	117,575
Jinke Properties Group Co. Ltd. (A Shares)	268,300	104,314
JiuGui Liquor Co. Ltd. (A Shares)	17,400	380,863
Jizhong Energy Resources Co. Ltd. (A Shares)	294,200	293,598
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	132,100	216,206
Joinn Laboratories China Co. Ltd. (A Shares)	23,800	391,101
Jointown Pharmaceutical Group (A Shares)	111,500	187,551
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	41,000	211,209
Juewei Food Co. Ltd.	31,000	240,504
Keda Industrial Group Co. Ltd.	162,400	484,221
Kingfa Sci & Tech Co. Ltd. (A Shares)	145,100	217,245
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)	110,100	294,076
Kunlun Tech Co. Ltd. (A Shares)	174,800	372,314
Kweichow Moutai Co. Ltd. (A Shares)	95,300	26,823,043
Lb Group Co. Ltd. (A Shares)	141,300	426,958
Lens Technology Co. Ltd. (A Shares)	293,800	475,652
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	85,600	227,646
Liaoning Port Co. Ltd. (A Shares)	1,825,800	457,893
Lingyi iTech Guangdong Co. (A Shares) (a)	498,800	380,854
Livzon Pharmaceutical Group, Inc. (A Shares)	44,700	210,548
LONGi Green Energy Technology Co. Ltd.	551,966	5,052,031
Luoyang Xinqianglian Slewing Bearing Co. Ltd. (A Shares)	23,970	343,249
Luxi Chemical Group Co. Ltd.	137,600	287,724
Luxshare Precision Industry Co. Ltd. (A Shares)	513,882	2,589,201
Luzhou Laojiao Co. Ltd. (A Shares)	105,800	3,489,319
Maanshan Iron & Steel Co. Ltd. (A Shares)	511,400	237,853
Mango Excellent Media Co. Ltd. (A Shares)	152,494	710,839
Maxscend Microelectronics Co. Ltd. (A Shares)	32,416	463,430
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	207,764	156,153
Metallurgical Corp. China Ltd. (A Shares)	1,480,200	715,418
Mianyang Fulin Precision Co. Ltd. (A Shares)	32,400	99,588
Ming Yang Smart Energy Group Ltd. (A Shares)	151,200	672,593
Montage Technology Co. Ltd. (A Shares)	88,054	748,635
Muyuan Foodstuff Co. Ltd. (A Shares)	379,970	3,366,972
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	161,458	447,816
Nanjing Securities Co. Ltd. (A Shares)	200,400	237,607
NARI Technology Co. Ltd. (A Shares)	499,584	2,165,530
National Silicon Industry Group Co. Ltd. (A Shares) (a)	164,661	494,389
NAURA Technology Group Co. Ltd.	40,400	1,524,792
NavInfo Co. Ltd. (A Shares)	97,500	202,252
New China Life Insurance Co. Ltd.	69,700	300,208
New China Life Insurance Co. Ltd. (H Shares)	1,292,500	3,082,281
New Hope Liuhe Co. Ltd. (A Shares) (a)	431,900	1,020,413
Ninestar Corp. (A Shares)	114,100	850,234
Ningbo Deye Technology Co. Ltd. (A Shares)	11,200	557,033
Ningbo Joyson Electronic Corp. (A shares) (a)	75,500	242,067
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	55,700	660,954
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)	36,112	746,218
Ningbo Shanshan Co. Ltd. (A Shares)	172,800	727,931
Ningbo Tuopu Group Co. Ltd. (A Shares)	86,600	1,189,434
Ningxia Baofeng Energy Group Co. Ltd.	483,800	966,639
Nongfu Spring Co. Ltd. (H Shares) (c)	2,338,800	14,003,185
North Industries Group Red Arrow Co. Ltd. (A Shares)	113,800	554,287
Northeast Securities Co. Ltd. (A Shares)	138,100	142,305
Offshore Oil Enginering Co. Ltd. (A Shares)	155,000	97,172
OFILM Group Co. Ltd. (A Shares) (a)	140,800	126,504
Oppein Home Group, Inc. (A Shares)	35,100	626,995
Orient Securities Co. Ltd. (A Shares)	684,072	879,561
Ovctek China, Inc. (A Shares)	44,729	316,933
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	432,800	475,901
People's Insurance Co. of China Group Ltd.:
(A Shares)	3,070,700	2,124,571
(H Shares)	5,931,000	1,775,545
Perfect World Co. Ltd. (A Shares)	260,250	575,212
PetroChina Co. Ltd.:
(A Shares)	934,500	723,625
(H Shares)	29,000,000	13,541,834
Pharmaron Beijing Co. Ltd.:
(A Shares)	60,150	691,289
(H Shares) (c)	292,200	2,380,437
PICC Property & Casualty Co. Ltd. (H Shares)	9,148,001	9,392,844
Ping An Bank Co. Ltd. (A Shares)	1,510,300	2,844,677
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	1,336,377	8,356,330
(H Shares)	7,813,000	45,917,307
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	181,800	324,012
Poly Developments & Holdings (A Shares)	943,000	2,329,993
Postal Savings Bank of China Co. Ltd.	2,355,900	1,640,302
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	10,349,000	6,842,292
Power Construction Corp. of China Ltd. (A Shares)	1,148,139	1,235,909
Proya Cosmetics Co. Ltd. (A Shares)	16,380	428,309
Qingdao Rural Commercial Bank Corp. (A Shares)	280,900	129,288
Raytron Technology Co. Ltd. (A Shares)	29,574	166,765
Riyue Heavy Industry Co. Ltd. (A Shares)	72,200	268,711
Rongsheng Petrochemical Co. Ltd. (A Shares)	789,950	1,676,817
SAIC Motor Corp. Ltd. (A Shares)	503,600	1,211,718
Sailun Group Co. Ltd. A Shares	217,800	383,927
Sangfor Technologies, Inc.	26,600	380,749
Sany Heavy Industry Co. Ltd. (A Shares)	675,600	1,708,004
Satellite Chemical Co. Ltd. (A Shares)	166,701	560,682
SDIC Power Holdings Co. Ltd. (A Shares)	647,700	992,876
Sealand Securities Co. Ltd. (A Shares)	393,590	202,809
Seazen Holdings Co. Ltd. (A Shares)	154,900	480,892
SF Holding Co. Ltd. (A Shares)	375,500	2,778,734
SG Micro Corp. (A Shares)	27,975	668,434
Shaanxi Coal Industry Co. Ltd. (A Shares)	741,400	2,100,862
Shan Xi Hua Yang Group New Energy Co. Ltd.	205,100	649,184
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	100,770	283,294
Shandong Gold Mining Co. Ltd.:
(A Shares)	568,823	1,543,337
(H Shares) (c)	534,000	929,240
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	174,100	737,851
Shandong Linglong Tyre Co. Ltd. (A Shares)	67,900	289,642
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	751,200	390,686
Shandong Sun Paper Industry JSC Ltd. (A Shares)	141,300	246,267
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	3,211,200	4,008,938
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	56,644	227,173
Shanghai Baosight Software Co. Ltd.	811,213	2,721,258
Shanghai Baosight Software Co. Ltd. (A Shares)	77,402	462,169
Shanghai Construction Group Co. Ltd. (A Shares)	1,042,233	452,942
Shanghai Electric Group Co. Ltd. (A Shares)	779,100	514,342
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	58,600	381,370
(H Shares)	811,500	2,935,910
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	11,481	421,845
Shanghai International Airport Co. Ltd. (A Shares) (a)	89,572	685,761
Shanghai International Port Group Co. Ltd. (A Shares)	568,400	462,510
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	69,900	641,416
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	54,678	498,460
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	163,460	295,638
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	1,397,643	1,229,116
Shanghai M&G Stationery, Inc. (A Shares)	49,400	332,681
Shanghai Medicilon, Inc. (A Shares)	7,088	347,010
Shanghai Pharmaceuticals Holding Co. Ltd. (A Shares)	800,800	2,041,425
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	2,378,800	2,562,699
Shanghai Putailai New Energy Technology Co. Ltd.	103,880	1,091,942
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	658,400	563,821
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	353,800	438,219
Shanghai Zhangjiang High Ltd. (A Shares)	131,100	226,263
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	187,000	381,938
Shanxi Meijin Energy Co. Ltd. (A Shares)	224,900	379,898
Shanxi Securities Co. Ltd. (A Shares)	332,800	269,570
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	381,000	280,205
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	93,060	3,783,420
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	306,280	532,391
Shenghe Resources Holding Co. Ltd. (A Shares)	116,700	359,734
Shengyi Technology Co. Ltd.	181,700	428,704
Shennan Circuits Co. Ltd. (A Shares)	24,640	317,146
Shenwan Hongyuan Group Co. Ltd. (A Shares)	1,996,815	1,224,972
Shenzhen Capchem Technology Co. Ltd. (A Shares)	41,220	271,820
Shenzhen Dynanonic Co. Ltd. (A Shares)	12,700	676,236
Shenzhen Energy Group Co. Ltd. (A Shares)	359,498	341,323
Shenzhen Inovance Technology Co. Ltd. (A Shares)	204,300	2,004,555
Shenzhen Kangtai Biological Products Co. Ltd.	65,280	323,331
Shenzhen Kedali Industry Co. Ltd.	18,900	407,140
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	92,500	3,977,525
Shenzhen New Industries Biomedical Engineering Co. Ltd.	75,100	448,807
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	466,400	386,873
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	66,500	237,035
Shenzhen SC New Energy Technology Corp. (A Shares)	17,000	336,610
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	99,940	423,877
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	78,600	287,620
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	52,337	551,403
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	102,060	335,618
Sichuan Chuantou Energy Co. Ltd. (A Shares)	288,100	533,116
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	784,000	451,645
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	89,500	292,445
Sichuan New Energy Power Co. Ltd. (A Shares) (a)	100,600	350,438
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	350,400	525,759
Sichuan Swellfun Co. Ltd. (A Shares)	25,200	267,037
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	100,400	435,152
Sieyuan Electric Co. Ltd. (A Shares)	73,300	482,068
Sinolink Securities Co. Ltd. (A Shares)	268,300	338,462
Sinoma Science & Technology Co. Ltd. (A Shares)	94,800	406,741
Sinomine Resource Group Co. Ltd. (A Shares)	36,120	481,512
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)	366,600	166,755
Sinopharm Group Co. Ltd. (H Shares)	1,841,200	4,221,914
Sinotrans Ltd.	436,105	243,720
SKSHU Paint Co. Ltd. (A Shares) (a)	19,880	312,767
Songcheng Performance Development Co. Ltd. (A Shares)	144,152	273,914
Soochow Securities Co. Ltd. (A Shares)	378,625	371,145
Southwest Securities Co. Ltd. (A Shares)	497,500	282,228
StarPower Semiconductor Ltd. (A Shares)	11,900	688,822
Sungrow Power Supply Co. Ltd. (A Shares)	102,300	1,883,321
Sunwoda Electronic Co. Ltd. (A Shares)	144,700	617,634
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	89,400	354,665
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	10,880	764,424
Suzhou TA&A Ultra Clean Technology Co. Ltd. (A Shares)	43,300	501,676
Tangshan Jidong Cement Co. Ltd. A Shares	264,300	378,720
TBEA Co. Ltd. (A Shares)	337,500	1,252,243
TCL Technology Group Corp. (A Shares)	1,091,300	719,523
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	217,300	1,641,266
Thunder Software Technology Co. Ltd. (A Shares)	42,600	900,827
Tianjin 712 Communication & Broadcasting Co. Ltd.	42,400	194,281
Tianma Microelectronics Co. Ltd. (A Shares)	100,300	144,833
Tianshan Aluminum Group Co. Ltd.	459,000	497,431
Tianshui Huatian Technology Co. Ltd. (A Shares)	150,400	197,926
Tibet Summit Industrial Co. Ltd. (A Shares) (a)	74,100	316,243
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	159,500	421,858
Toly Bread Co. Ltd.	52,724	109,739
TongFu Microelectronics Co. Ltd. (A Shares) (a)	79,700	195,407
Tongkun Group Co. Ltd. (A Shares)	229,300	491,220
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	891,600	401,655
Tongwei Co. Ltd. (A Shares)	330,100	2,637,154
Topchoice Medical Corp. (a)	16,900	368,054
Transfar Zhilian Co. Ltd.	267,738	227,654
TravelSky Technology Ltd. (H Shares)	1,217,000	2,018,540
Trina Solar Co. Ltd. (A Shares)	165,815	2,047,767
Tsingtao Brewery Co. Ltd.:
(A Shares)	52,600	769,384
(H Shares)	846,000	8,260,729
Unigroup Guoxin Microelectronics Co. Ltd. (a)	43,900	1,374,616
Unisplendour Corp. Ltd. (A Shares)	238,980	659,039
Walvax Biotechnology Co. Ltd. (A Shares)	110,900	715,170
Wanhua Chemical Group Co. Ltd. (A Shares)	227,400	2,826,834
Weichai Power Co. Ltd.:
(A Shares)	218,900	389,083
(H Shares)	2,882,800	4,127,782
Weihai Guangwei Composites Co. Ltd. (A Shares)	28,500	296,690
Wens Foodstuffs Group Co. Ltd. (A Shares)	503,220	1,796,049
Western Mining Co. Ltd. (A Shares)	210,600	352,477
Western Securities Co. Ltd. (A Shares)	245,300	231,823
Western Superconducting Technologies Co. Ltd. (A Shares)	41,028	609,302
Westone Information Industry, Inc. (A Shares)	66,200	431,380
Will Semiconductor Ltd.	87,615	1,370,491
Wingtech Technology Co. Ltd. (A Shares)	93,600	954,533
Winning Health Technology Group Co. Ltd. (A Shares)	117,490	138,249
Wuchan Zhongda Group Co. Ltd.	299,300	213,289
Wuhan Guide Infrared Co. Ltd. (A Shares)	165,972	306,421
Wuliangye Yibin Co. Ltd. (A Shares)	297,100	7,870,464
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	95,040	170,974
WuXi AppTec Co. Ltd.	151,696	2,100,897
WuXi AppTec Co. Ltd. (H Shares) (c)	538,074	6,511,807
Wuxi Shangji Automation Co. Ltd. (A Shares)	24,920	604,902
XCMG Construction Machinery Co. Ltd. (A Shares)	500,000	415,241
Xiamen C&D, Inc. (A Shares)	136,200	226,913
Xiamen Faratronic Co. Ltd. (A Shares)	17,900	554,945
Xiamen Intretech, Inc.	40,630	121,276
Xiamen Tungsten Co. Ltd. (A Shares)	77,800	310,544
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	98,100	217,578
(H Shares)	1,343,764	2,396,552
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)	243,400	267,375
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	41,700	387,573
Yankuang Energy Group Co. Ltd.:
(A Shares)	52,600	285,983
(H Shares)	2,292,000	7,153,467
Yantai Jereh Oilfield Services (A Shares)	42,300	225,419
Yealink Network Technology Corp. Ltd.	64,550	727,302
Yifeng Pharmacy Chain Co. Ltd.	36,400	279,574
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	133,500	908,005
Yintai Gold Co. Ltd. (A Shares)	118,580	191,022
YongXing Special Materials Technology Co. Ltd. (A Shares)	30,900	657,032
Yonyou Network Technology Co. Ltd. (A Shares)	326,920	1,013,314
Youngor Group Co. Ltd. (A Shares)	821,377	794,547
Youngy Co. Ltd. (A Shares) (a)	21,800	423,553
YTO Express Group Co. Ltd. (A Shares)	310,700	891,057
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)	73,700	163,140
Yunda Holding Co. Ltd. (A Shares)	252,250	677,371
Yunnan Aluminium Co. Ltd. (A Shares)	205,500	306,806
Yunnan Baiyao Group Co. Ltd. (A Shares)	147,520	1,207,503
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	22,400	645,362
Yunnan Energy New Material Co. Ltd.	68,800	2,184,824
Yunnan Tin Co. Ltd. (A Shares)	157,100	350,866
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	45,000	1,975,864
Zhaojin Mining Industry Co. Ltd. (H Shares)	1,379,500	1,318,010
Zhefu Holding Group Co. Ltd. (A Shares)	486,000	339,703
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	927,500	617,413
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	608,400	477,962
Zhejiang Chint Electric Co. Ltd. (A Shares)	168,000	915,962
Zhejiang Dahua Technology Co. Ltd. (A Shares)	166,000	365,083
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	25,440	161,524
Zhejiang Expressway Co. Ltd. (H Shares)	1,794,000	1,444,360
Zhejiang HangKe Technology, Inc. Co. (A Shares)	27,520	305,526
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	81,180	245,973
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	118,300	1,480,206
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	102,000	1,108,054
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	63,700	443,518
Zhejiang Juhua Co. Ltd. (A Shares)	160,500	412,291
Zhejiang NHU Co. Ltd. (A Shares)	256,508	784,483
Zhejiang Orient Gene Biotech Co. Ltd. (A Shares)	13,598	228,907
Zhejiang Semir Garment Co. Ltd. (A Shares)	115,500	91,414
Zhejiang Supor Cookware Co. Ltd.	24,800	172,704
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	208,520	909,149
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	88,500	258,292
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	34,200	231,835
Zhejiang Yongtai Technology Co. Ltd. (A Shares)	64,200	293,192
Zheshang Securities Co. Ltd.	187,400	297,835
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(c)	989,700	2,516,518
Zhongji Innolight Co. Ltd. (A Shares)	36,700	178,648
Zhongtai Securities Co. Ltd. (A Shares)	523,200	566,524
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	820,700	3,523,305
Zhuzhou Hongda Electronics Corp. Ltd. (A Shares)	37,800	293,454
Zhuzhou Kibing Group Co. Ltd. (A Shares)	183,000	311,261
Zibo Qixiang Tengda Chemical Co. Ltd. (A Shares)	301,000	336,049
Zijin Mining Group Co. Ltd.:
(A Shares)	568,800	754,279
(H Shares)	8,985,000	10,518,879
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	1,019,000	929,252
(H Shares)	1,361,800	707,798
ZTE Corp.:
(A Shares)	45,300	164,316
(H Shares)	1,508,336	3,243,444
TOTAL CHINA		1,042,489,538
Colombia - 0.0%
Bancolombia SA	276,393	2,320,360
Ecopetrol SA	6,039,987	3,212,309
Interconexion Electrica SA ESP	548,359	2,634,988
TOTAL COLOMBIA		8,167,657
Cyprus - 0.0%
Ozon Holdings PLC ADR (a)(d)	62,559	195,515
TCS Group Holding PLC unit (a)(d)	142,667	271,005
TOTAL CYPRUS		466,520
Czech Republic - 0.1%
CEZ A/S	208,137	9,445,865
Komercni Banka A/S	101,209	2,555,024
MONETA Money Bank A/S (c)	467,815	1,557,833
TOTAL CZECH REPUBLIC		13,558,722
Denmark - 1.7%
A.P. Moller - Maersk A/S:
Series A	3,976	10,595,607
Series B	7,115	19,426,336
Carlsberg A/S Series B	131,485	17,006,527
Chr. Hansen Holding A/S	137,592	8,988,175
Coloplast A/S Series B (b)	152,890	17,894,085
Danske Bank A/S	884,582	12,339,163
Demant A/S (a)	120,662	4,585,540
DSV A/S	249,773	42,087,001
Genmab A/S (a)	85,819	30,536,124
GN Store Nord A/S	173,720	6,022,338
Novo Nordisk A/S Series B	2,198,434	256,060,091
Novozymes A/S Series B	267,361	17,043,181
ORSTED A/S (c)	246,800	28,731,630
Pandora A/S	124,798	9,211,297
Rockwool International A/S Series B	10,973	2,707,244
Tryg A/S	455,778	10,371,959
Vestas Wind Systems A/S	1,321,310	34,728,976
TOTAL DENMARK		528,335,274
Egypt - 0.0%
Commercial International Bank SAE	2,445,002	4,897,758
Eastern Co. SAE	971,292	505,667
EFG-Hermes Holding SAE	896,727	543,155
Fawry for Banking & Payment Technology Services SAE (a)	457,210	75,638
TOTAL EGYPT		6,022,218
Finland - 0.7%
Elisa Corp. (A Shares)	192,303	10,621,199
Fortum Corp.	591,588	6,599,564
Kesko Oyj	361,581	8,913,639
Kone OYJ (B Shares)	445,653	20,366,992
Neste OYJ	553,901	28,351,015
Nokia Corp.	7,082,825	36,891,495
Nordea Bank ABP	4,319,483	42,467,138
Orion Oyj (B Shares) (b)	141,472	6,739,408
Sampo Oyj (A Shares)	655,563	28,322,124
Stora Enso Oyj (R Shares)	722,824	11,125,760
UPM-Kymmene Corp.	696,760	21,997,497
Wartsila Corp.	606,977	5,302,845
TOTAL FINLAND		227,698,676
France - 6.3%
Accor SA (a)	217,008	5,631,122
Aeroports de Paris SA (a)	36,846	5,068,828
Air Liquide SA	656,465	90,252,390
Alstom SA (b)	414,281	9,845,683
Alstom SA rights (a)(b)	400,959	102,450
Amundi SA (c)	73,932	3,997,240
Arkema SA	78,331	7,389,372
AXA SA	2,516,335	57,982,736
bioMerieux SA	52,646	5,682,003
BNP Paribas SA	1,450,021	68,509,616
Bollore SA	1,085,062	5,456,219
Bouygues SA	292,569	8,844,293
Bureau Veritas SA	373,238	10,272,931
Capgemini SA	213,111	40,371,102
Carrefour SA (b)	813,029	13,855,691
Compagnie de St. Gobain	647,452	30,190,588
Compagnie Generale des Etablissements Michelin SCA Series B	882,275	24,690,089
Covivio	61,326	3,864,113
Credit Agricole SA	1,623,057	14,954,587
Danone SA	851,200	46,934,477
Dassault Aviation SA	31,796	4,533,346
Dassault Systemes SA	865,145	37,107,555
Edenred SA	323,633	16,571,532
EDF SA (a)	23,260	281,946
EDF SA (b)	738,415	8,950,707
Eiffage SA	105,893	9,898,527
Engie SA	2,374,615	29,379,573
EssilorLuxottica SA (b)	374,088	58,287,221
Eurazeo SA	55,577	3,956,292
Gecina SA	57,123	5,838,256
Getlink SE	568,384	11,345,306
Hermes International SCA	41,155	56,111,332
Ipsen SA	47,570	4,803,549
Kering SA	97,276	55,689,681
Klepierre SA	283,400	6,270,900
L'Oreal SA (a)	23,733	8,972,437
L'Oreal SA	302,359	114,309,068
La Francaise des Jeux SAEM (c)	137,875	4,910,893
Legrand SA	350,929	28,730,104
LVMH Moet Hennessy Louis Vuitton SE	361,569	251,057,178
Orange SA	2,595,666	26,523,669
Pernod Ricard SA	273,513	53,532,669
Publicis Groupe SA	299,010	15,911,933
Remy Cointreau SA	29,203	5,748,518
Remy Cointreau SA rights 9/19/22 (a)(e)	29,203	29,847
Renault SA (a)	245,699	7,263,945
Safran SA	447,568	49,194,698
Sanofi SA	1,484,006	147,470,945
Sartorius Stedim Biotech	36,138	14,389,815
Schneider Electric SA	706,568	97,721,167
SEB SA	32,276	2,706,640
Societe Generale Series A	1,041,002	23,325,109
Sodexo SA	109,923	8,902,361
Sodexo SA (a)	8,142	659,398
Teleperformance	76,073	25,369,959
Thales SA	139,498	17,301,347
TotalEnergies SE (b)	3,235,965	165,284,611
Ubisoft Entertainment SA (a)	122,328	5,208,044
Valeo SA	260,361	5,558,870
Veolia Environnement SA	864,735	21,627,765
VINCI SA	692,657	66,397,255
Vivendi SA	925,263	8,783,835
Wendel SA	33,877	3,104,041
Worldline SA (a)(c)	312,119	13,776,358
TOTAL FRANCE		1,956,693,732
Germany - 4.2%
adidas AG	226,809	39,236,051
Allianz SE	533,923	96,963,753
BASF AG	1,204,161	53,663,703
Bayer AG	1,286,116	75,019,473
Bayerische Motoren Werke AG (BMW)	409,033	33,423,486
Bechtle AG	104,951	4,828,005
Beiersdorf AG	132,359	13,649,492
Brenntag SE	203,983	14,328,813
Carl Zeiss Meditec AG	51,496	7,478,934
Commerzbank AG (a)	1,382,036	9,432,741
Continental AG	145,613	10,373,650
Covestro AG (c)	261,004	8,802,463
Daimler Truck Holding AG (a)	592,296	16,096,419
Delivery Hero AG (a)(c)	213,349	10,293,317
Deutsche Bank AG	2,714,811	23,656,859
Deutsche Borse AG	248,242	43,334,456
Deutsche Lufthansa AG (a)(b)	751,084	4,623,567
Deutsche Post AG	1,295,920	51,758,883
Deutsche Telekom AG	4,238,681	80,530,662
E.ON AG	2,930,547	26,343,006
Evonik Industries AG	270,700	5,749,180
Fresenius Medical Care AG & Co. KGaA	214,504	7,952,417
Fresenius Medical Care AG & Co. KGaA sponsored ADR	112,708	2,087,352
Fresenius SE & Co. KGaA	550,744	14,092,979
GEA Group AG	202,806	7,538,696
Hannover Reuck SE	79,316	11,211,278
HeidelbergCement AG	191,941	9,776,910
HelloFresh AG (a)	218,507	5,996,278
Henkel AG & Co. KGaA	120,725	7,612,297
Infineon Technologies AG	1,711,501	46,937,057
KION Group AG	91,389	4,168,494
Knorr-Bremse AG	92,693	5,522,242
LEG Immobilien AG	96,624	8,753,604
Mercedes-Benz Group AG (Germany)	1,049,076	61,868,227
Merck KGaA	169,368	32,257,966
MTU Aero Engines AG	71,837	13,810,491
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	183,343	41,565,006
Nemetschek Se	72,644	4,825,977
Puma AG	141,069	9,461,064
Rational AG	6,525	4,524,833
Rheinmetall AG	57,192	10,454,334
RWE AG	844,029	34,660,869
SAP SE	1,362,509	127,084,942
Scout24 AG (c)	106,603	6,064,357
Siemens AG	1,000,709	111,623,169
Siemens Energy AG	570,037	9,429,483
Siemens Healthineers AG (c)	369,846	18,952,264
Symrise AG	174,031	20,306,920
Telefonica Deutschland Holding AG	1,412,189	3,746,879
Uniper SE (b)	117,682	782,401
United Internet AG	129,170	3,388,907
Volkswagen AG	40,382	7,998,370
Vonovia SE	903,764	30,113,256
Zalando SE (a)(c)	291,871	8,217,083
TOTAL GERMANY		1,322,373,315
Greece - 0.1%
Alpha Bank SA (a)	2,646,225	2,339,457
Eurobank Ergasias Services and Holdings SA (a)	2,999,596	2,763,151
Ff Group (a)(d)	7,962	9,765
Hellenic Telecommunications Organization SA	255,661	4,395,038
Jumbo SA	131,633	2,038,213
Mytilineos SA	121,544	1,869,572
National Bank of Greece SA (a)	662,061	2,062,458
OPAP SA	256,066	3,543,584
Public Power Corp. of Greece (a)	261,984	1,543,641
TOTAL GREECE		20,564,879
Hong Kong - 1.7%
AIA Group Ltd.	15,812,809	158,865,767
Beijing Enterprises Holdings Ltd.	628,500	2,013,628
BOC Hong Kong (Holdings) Ltd.	4,854,951	17,533,709
BYD Electronic International Co. Ltd.	889,000	2,281,984
China Everbright International Ltd.	4,746,629	2,527,537
China Jinmao Holdings Group Ltd.	7,200,000	1,669,321
China Merchants Holdings International Co. Ltd.	1,749,182	2,821,010
China Overseas Land and Investment Ltd.	5,044,500	13,912,715
China Power International Development Ltd.	7,095,699	4,013,415
China Resources Beer Holdings Co. Ltd.	2,142,989	14,796,367
China Resources Power Holdings Co. Ltd.	2,511,780	4,722,847
China Taiping Insurance Group Ltd.	1,725,065	1,817,385
China Traditional Chinese Medicine Holdings Co. Ltd.	3,408,000	1,445,705
CITIC Pacific Ltd.	7,748,000	8,360,050
CLP Holdings Ltd.	2,161,476	18,328,392
CSPC Pharmaceutical Group Ltd.	11,998,800	13,138,143
Far East Horizon Ltd.	2,093,000	1,725,081
Fosun International Ltd.	3,088,000	2,435,027
Galaxy Entertainment Group Ltd.	2,880,239	17,134,889
Ganfeng Lithium Co. Ltd. (H Shares) (c)	276,920	2,502,895
Guangdong Investment Ltd.	3,728,000	3,633,065
Hang Lung Properties Ltd.	2,819,125	5,143,480
Hang Seng Bank Ltd.	1,003,553	16,172,111
Henderson Land Development Co. Ltd.	1,805,869	6,286,498
Hong Kong & China Gas Co. Ltd.	14,417,350	15,207,284
Hong Kong Exchanges and Clearing Ltd.	1,577,884	72,409,818
Hua Hong Semiconductor Ltd. (a)(c)	863,000	2,583,536
Lenovo Group Ltd.	9,688,000	9,367,243
Link (REIT)	2,784,807	23,307,535
MMG Ltd. (a)	3,840,000	1,134,893
MTR Corp. Ltd.	2,011,825	10,635,898
New World Development Co. Ltd.	2,040,491	6,810,388
Power Assets Holdings Ltd.	1,839,926	12,035,848
Sino Land Ltd.	4,480,991	6,655,926
Sinotruk Hong Kong Ltd.	867,500	1,022,226
Sun Hung Kai Properties Ltd.	1,863,422	22,243,925
Swire Pacific Ltd. (A Shares)	592,060	3,367,620
Swire Properties Ltd.	1,466,120	3,488,850
Techtronic Industries Co. Ltd.	1,803,370	20,011,330
Wharf Holdings Ltd.	1,555,000	5,685,232
Yuexiu Property Co. Ltd.	1,992,400	2,487,359
TOTAL HONG KONG		541,735,932
Hungary - 0.0%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	545,603	4,007,128
OTP Bank PLC	280,884	5,764,264
Richter Gedeon PLC	169,970	3,468,771
TOTAL HUNGARY		13,240,163
India - 3.8%
ACC Ltd.	111,904	3,152,704
Adani Enterprises Ltd.	357,385	11,614,993
Adani Green Energy Ltd. (a)	409,442	11,272,498
Adani Ports & Special Economic Zone Ltd.	656,185	6,335,337
Adani Power Ltd. (a)	967,314	3,854,055
Adani Total Gas Ltd.	358,177	14,152,964
Adani Transmissions Ltd. (a)	358,509	14,113,673
Ambuja Cements Ltd.	812,552	3,849,826
Apollo Hospitals Enterprise Ltd.	133,479	7,115,910
Asian Paints Ltd.	500,404	21,115,575
AU Small Finance Bank Ltd. (c)	187,964	1,409,017
Aurobindo Pharma Ltd.	365,483	2,525,078
Avenue Supermarts Ltd. (a)(c)	213,601	11,475,715
Axis Bank Ltd.	2,962,498	27,188,036
Bajaj Auto Ltd.	91,458	4,523,269
Bajaj Finance Ltd.	356,239	32,568,073
Bajaj Finserv Ltd.	50,187	9,572,806
Balkrishna Industries Ltd.	98,166	2,872,392
Bandhan Bank Ltd. (c)	822,367	2,877,624
Berger Paints India Ltd.	297,959	2,356,051
Bharat Electronics Ltd.	1,669,055	5,799,467
Bharat Forge Ltd.	368,730	3,413,893
Bharat Petroleum Corp. Ltd.	1,156,448	4,826,629
Bharti Airtel Ltd.	2,875,252	24,628,102
Biocon Ltd.	545,057	2,115,943
Britannia Industries Ltd.	144,498	7,119,555
Cholamandalam Investment and Finance Co. Ltd.	550,358	4,883,800
Cipla Ltd./India	617,393	7,623,428
Coal India Ltd.	1,957,810	5,224,128
Colgate-Palmolive Ltd.	157,223	3,149,528
Container Corp. of India Ltd.	368,235	3,317,394
Dabur India Ltd.	838,316	6,185,587
Divi's Laboratories Ltd.	176,248	8,540,083
DLF Ltd.	836,328	4,087,981
Dr. Reddy's Laboratories Ltd.	150,593	7,783,496
Eicher Motors Ltd.	180,961	7,081,485
GAIL India Ltd.	2,058,633	3,812,157
Godrej Consumer Products Ltd. (a)	545,978	5,889,435
Godrej Properties Ltd. (a)	152,188	2,904,096
Grasim Industries Ltd.	345,463	6,879,393
Havells India Ltd.	346,388	5,474,788
HCL Technologies Ltd.	1,422,426	17,086,760
HDFC Standard Life Insurance Co. Ltd. (c)	1,280,183	8,987,970
Hero Motocorp Ltd.	139,761	4,984,231
Hindalco Industries Ltd.	1,782,872	9,373,057
Hindustan Petroleum Corp. Ltd.	808,160	2,461,621
Hindustan Unilever Ltd.	1,076,522	35,922,553
Housing Development Finance Corp. Ltd.	2,255,420	67,986,675
ICICI Bank Ltd.	6,716,053	69,773,017
ICICI Lombard General Insurance Co. Ltd. (c)	320,667	4,944,702
ICICI Prudential Life Insurance Co. Ltd. (c)	489,851	3,430,755
Indian Oil Corp. Ltd.	3,552,442	3,272,827
Indian Railway Catering & Tourism Corp. Ltd.	305,726	2,470,210
Indraprastha Gas Ltd.	423,649	1,854,690
Indus Towers Ltd.	929,513	2,615,471
Info Edge India Ltd.	90,002	4,939,651
Infosys Ltd.	3,824,747	74,942,241
Infosys Ltd. sponsored ADR	570,216	11,113,510
InterGlobe Aviation Ltd. (a)(c)	114,090	2,702,275
ITC Ltd.	3,879,418	14,860,393
Jindal Steel & Power Ltd.	499,160	2,452,790
JSW Steel Ltd.	953,189	7,583,802
Jubilant Foodworks Ltd.	506,686	3,533,167
Kotak Mahindra Bank Ltd.	726,253	16,660,193
Larsen & Toubro Infotech Ltd. (c)	66,643	3,995,608
Larsen & Toubro Ltd.	916,544	20,982,326
Lupin Ltd.	263,618	2,144,894
Mahindra & Mahindra Ltd.	1,137,061	16,758,371
Marico Ltd.	705,020	4,616,111
Maruti Suzuki India Ltd.	157,806	17,540,676
MindTree Consulting Ltd.	84,105	3,639,416
Mphasis BFL Ltd.	107,058	3,118,958
MRF Ltd.	2,370	2,509,269
Muthoot Finance Ltd.	152,273	2,052,906
Nestle India Ltd.	44,585	10,906,325
NTPC Ltd.	5,170,142	9,987,623
Oil & Natural Gas Corp. Ltd.	3,175,905	5,385,285
Page Industries Ltd.	8,173	5,048,747
Petronet LNG Ltd.	965,275	2,683,501
PI Industries Ltd.	96,045	3,751,471
Pidilite Industries Ltd.	193,977	6,010,816
Piramal Enterprises Ltd.	154,818	3,470,429
Power Grid Corp. of India Ltd.	4,123,981	11,155,366
Reliance Industries Ltd.	3,977,389	126,355,141
Samvardhana Motherson International Ltd.	1,537,959	2,479,512
SBI Cards & Payment Services Ltd.	304,892	3,622,403
SBI Life Insurance Co. Ltd. (c)	591,938	9,685,932
Shree Cement Ltd.	14,317	3,711,767
Shriram Transport Finance Co. Ltd.	241,159	4,216,509
Siemens Ltd.	96,602	3,288,932
SRF Ltd.	187,443	5,764,165
State Bank of India	2,322,930	15,548,520
Sun Pharmaceutical Industries Ltd.	1,273,990	15,177,968
Tata Consultancy Services Ltd.	1,206,626	50,414,629
Tata Consumer Products Ltd.	744,649	7,637,614
Tata Elxsi Ltd.	44,951	4,949,400
Tata Motors Ltd. (a)	2,181,112	12,430,689
Tata Power Co. Ltd./The	1,919,824	5,398,539
Tata Steel Ltd.	9,772,940	13,286,581
Tech Mahindra Ltd.	769,799	10,224,767
Titan Co. Ltd.	464,584	13,820,456
Torrent Pharmaceuticals Ltd.	129,918	2,509,698
Trent Ltd.	231,260	3,712,007
Ultratech Cement Ltd.	135,019	11,178,828
United Spirits Ltd. (a)	387,252	3,811,994
UPL Ltd.	626,237	5,868,426
Vedanta Ltd.	925,868	2,978,713
Wipro Ltd.	1,802,609	9,607,503
Yes Bank Ltd. (a)	15,060,354	2,845,502
Zomato Ltd. (a)	1,852,051	1,099,596
TOTAL INDIA		1,186,022,414
Indonesia - 0.5%
PT Adaro Energy Tbk	19,395,200	4,258,764
PT Adaro Minerals Indonesia Tbk	10,181,400	1,269,494
PT Aneka Tambang Tbk	11,428,000	1,509,654
PT Astra International Tbk	26,767,600	11,432,387
PT Bank Central Asia Tbk	73,068,500	36,334,056
PT Bank Jago Tbk (a)	5,387,400	3,849,878
PT Bank Mandiri (Persero) Tbk	24,292,500	13,597,933
PT Bank Negara Indonesia (Persero) Tbk	10,170,989	5,397,907
PT Bank Rakyat Indonesia (Persero) Tbk	89,851,400	26,523,489
PT Barito Pacific Tbk	34,768,600	2,112,049
PT Charoen Pokphand Indonesia Tbk	9,659,000	3,647,842
PT Gudang Garam Tbk	549,500	1,031,790
PT Indah Kiat Pulp & Paper Tbk	3,478,000	1,783,523
PT Indofood CBP Sukses Makmur Tbk	3,222,100	1,917,879
PT Indofood Sukses Makmur Tbk	5,623,100	2,579,038
PT Kalbe Farma Tbk	28,358,800	3,098,843
PT Merdeka Copper Gold Tbk (a)	16,128,290	4,426,383
PT Sarana Menara Nusantara Tbk	30,580,600	2,423,191
PT Semen Gresik (Persero) Tbk	4,274,300	1,883,449
PT Sumber Alfaria Trijaya Tbk	22,745,700	2,879,525
PT Surya Citra Media Tbk	35	1
PT Telkom Indonesia Persero Tbk	65,919,000	18,827,789
PT Tower Bersama Infrastructure Tbk	11,042,100	2,289,305
PT Unilever Indonesia Tbk	9,650,400	2,938,537
PT United Tractors Tbk	2,299,112	5,024,508
PT Vale Indonesia Tbk (a)	2,959,800	1,221,740
TOTAL INDONESIA		162,258,954
Ireland - 0.4%
CRH PLC	750,241	28,789,868
CRH PLC sponsored ADR (b)	246,023	9,494,028
DCC PLC (United Kingdom)	131,244	8,550,848
Flutter Entertainment PLC (a)	84,526	8,469,555
Flutter Entertainment PLC (Ireland) (a)	133,226	13,308,634
James Hardie Industries PLC CDI	588,988	14,546,070
Kerry Group PLC Class A	208,372	21,988,802
Kingspan Group PLC (Ireland)	202,127	13,018,917
Smurfit Kappa Group PLC	320,089	11,541,745
TOTAL IRELAND		129,708,467
Isle of Man - 0.0%
Entain PLC (a)	779,619	11,472,138
Israel - 0.4%
Azrieli Group	53,801	4,249,759
Bank Hapoalim BM (Reg.)	1,652,217	15,145,869
Bank Leumi le-Israel BM	2,008,871	19,195,425
Check Point Software Technologies Ltd. (a)	134,438	16,750,975
CyberArk Software Ltd. (a)	53,140	6,915,108
Elbit Systems Ltd. (Israel)	34,838	7,944,025
Icl Group Ltd.	923,342	8,225,232
Israel Discount Bank Ltd. (Class A)	1,608,295	8,966,121
Kornit Digital Ltd. (a)	58,780	1,599,404
Mizrahi Tefahot Bank Ltd.	199,105	7,269,150
NICE Ltd. (a)	58,110	12,052,292
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	1,453,684	13,635,556
Tower Semiconductor Ltd. (a)	141,687	6,694,301
Wix.com Ltd. (a)	77,713	4,610,712
ZIM Integrated Shipping Services Ltd. (b)	110,531	5,506,654
TOTAL ISRAEL		138,760,583
Italy - 1.0%
Amplifon SpA	163,463	5,381,240
Assicurazioni Generali SpA	1,441,417	21,548,688
Atlantia SpA	641,470	14,797,217
DiaSorin SpA	32,114	4,450,679
Enel SpA	10,638,016	53,629,090
Eni SpA	3,291,890	39,570,464
FinecoBank SpA	804,179	9,936,906
Infrastrutture Wireless Italiane SpA (c)	426,632	4,465,042
Intesa Sanpaolo SpA	21,625,973	38,403,630
Mediobanca SpA	787,151	6,725,684
Moncler SpA	268,587	13,360,370
Nexi SpA (a)(c)	689,310	6,237,725
Poste Italiane SpA (c)	683,314	5,705,773
Prysmian SpA	337,821	10,686,105
Recordati SpA	138,624	6,124,855
Snam SpA	2,589,057	12,990,695
Telecom Italia SpA (a)	5,958,305	1,321,908
Telecom Italia SpA (Risparmio Shares) (a)	7,564,311	1,579,465
Terna - Rete Elettrica Nazionale (b)	1,833,788	14,015,440
UniCredit SpA	2,770,341	27,397,814
TOTAL ITALY		298,328,790
Japan - 13.4%
Advantest Corp.	248,982	14,808,705
AEON Co. Ltd.	860,678	17,357,229
AGC, Inc.	252,796	9,215,236
Aisin Seiki Co. Ltd.	193,901	5,758,589
Ajinomoto Co., Inc.	612,715	16,124,197
Ana Holdings, Inc. (a)	219,551	4,098,728
Asahi Group Holdings	601,617	20,916,023
ASAHI INTECC Co. Ltd.	287,549	5,319,664
Asahi Kasei Corp.	1,648,525	13,225,141
Astellas Pharma, Inc.	2,437,965	38,181,930
Azbil Corp.	153,982	4,635,346
Bandai Namco Holdings, Inc.	259,898	20,303,870
Bridgestone Corp.	744,095	29,024,073
Brother Industries Ltd.	304,475	5,703,254
Canon, Inc.	1,266,228	29,956,205
Canon, Inc. sponsored ADR (b)	39,366	932,187
Capcom Co. Ltd.	230,000	6,393,432
Central Japan Railway Co.	187,238	21,924,984
Chiba Bank Ltd.	683,994	3,794,017
Chubu Electric Power Co., Inc.	848,595	9,052,318
Chugai Pharmaceutical Co. Ltd.	880,124	24,725,154
Concordia Financial Group Ltd.	1,370,688	4,663,081
CyberAgent, Inc.	574,896	5,736,546
Dai Nippon Printing Co. Ltd.	284,721	6,283,035
Dai-ichi Mutual Life Insurance Co.	1,315,891	22,889,777
Daifuku Co. Ltd.	132,809	8,468,769
Daiichi Sankyo Kabushiki Kaisha	2,290,396	60,729,200
Daikin Industries Ltd.	324,882	56,977,264
Daito Trust Construction Co. Ltd.	81,321	7,709,440
Daiwa House Industry Co. Ltd.	779,208	19,252,729
Daiwa House REIT Investment Corp.	2,935	7,063,946
Daiwa Securities Group, Inc.	1,783,551	8,233,276
DENSO Corp.	565,425	30,925,961
Dentsu Group, Inc.	285,422	9,970,241
Disco Corp.	37,829	9,242,748
East Japan Railway Co.	390,881	20,406,710
Eisai Co. Ltd.	343,397	15,725,820
ENEOS Holdings, Inc.	4,025,364	15,571,741
FANUC Corp.	250,225	43,153,953
Fast Retailing Co. Ltd.	76,363	46,244,733
Fuji Electric Co. Ltd.	170,604	7,705,485
FUJIFILM Holdings Corp.	471,648	26,941,493
Fujitsu Ltd.	257,058	34,461,802
GLP J-REIT	5,424	7,133,397
GMO Payment Gateway, Inc.	53,028	4,406,784
Hakuhodo DY Holdings, Inc.	293,307	3,016,855
Hamamatsu Photonics K.K.	178,646	8,117,834
Hankyu Hanshin Holdings, Inc.	295,680	8,576,716
Hikari Tsushin, Inc.	27,670	3,048,908
Hirose Electric Co. Ltd.	39,968	5,742,023
Hitachi Construction Machinery Co. Ltd.	135,571	2,990,951
Hitachi Ltd.	1,265,009	64,044,945
Hitachi Metals Ltd. (a)	273,046	4,198,591
Honda Motor Co. Ltd.	2,124,886	54,454,879
Hoshizaki Corp.	137,806	4,111,032
Hoya Corp.	484,482	48,541,048
Hulic Co. Ltd.	453,072	3,633,679
Ibiden Co. Ltd.	156,440	4,616,789
Idemitsu Kosan Co. Ltd.	264,927	6,889,375
Iida Group Holdings Co. Ltd.	184,478	3,020,351
INPEX Corp.	1,346,112	15,428,843
Isuzu Motors Ltd.	764,392	8,384,317
ITO EN Ltd.	72,125	3,398,625
Itochu Corp.	1,546,671	45,023,077
ITOCHU Techno-Solutions Corp.	126,185	3,381,722
Japan Airlines Co. Ltd. (a)	201,526	3,491,077
Japan Exchange Group, Inc.	661,994	10,526,198
Japan Post Bank Co. Ltd.	518,840	4,150,546
Japan Post Holdings Co. Ltd.	3,183,346	22,919,574
Japan Post Insurance Co. Ltd.	249,842	4,039,409
Japan Real Estate Investment Corp.	1,654	7,987,106
Japan Retail Fund Investment Corp.	9,050	7,374,768
Japan Tobacco, Inc.	1,551,526	27,858,606
JFE Holdings, Inc.	653,590	7,369,131
JSR Corp.	240,721	6,667,480
Kajima Corp.	554,678	6,332,039
Kakaku.com, Inc.	176,165	3,450,483
Kansai Electric Power Co., Inc.	923,899	9,367,165
Kao Corp.	623,526	27,119,904
KDDI Corp.	2,108,607	67,606,883
Keio Corp.	135,820	5,200,563
Keisei Electric Railway Co.	182,342	4,999,241
Keyence Corp.	253,929	100,642,773
Kikkoman Corp.	190,948	11,322,212
Kintetsu Group Holdings Co. Ltd.	218,364	7,216,268
Kirin Holdings Co. Ltd.	1,089,420	17,919,161
Kobayashi Pharmaceutical Co. Ltd.	71,887	4,789,108
Kobe Bussan Co. Ltd.	204,972	5,842,761
Koei Tecmo Holdings Co. Ltd. (b)	75,159	2,623,826
Koito Manufacturing Co. Ltd.	132,715	4,362,570
Komatsu Ltd.	1,206,164	27,884,572
Konami Group Corp.	121,636	7,189,353
Kose Corp.	42,868	3,826,481
Kubota Corp.	1,331,067	22,100,172
Kurita Water Industries Ltd.	141,184	5,726,361
Kyocera Corp.	414,356	23,033,592
Kyowa Hakko Kirin Co., Ltd.	347,321	8,188,172
Lasertec Corp.	99,695	14,273,343
LIXIL Group Corp.	389,203	8,054,650
M3, Inc.	577,202	20,109,676
Makita Corp.	294,568	7,198,790
Marubeni Corp.	2,041,745	18,992,867
Mazda Motor Corp.	755,409	6,367,779
McDonald's Holdings Co. (Japan) Ltd.	121,345	4,554,741
Meiji Holdings Co. Ltd.	152,906	7,983,228
Minebea Mitsumi, Inc.	476,900	8,578,537
Misumi Group, Inc.	373,314	9,287,422
Mitsubishi Chemical Holdings Corp.	1,695,484	9,534,599
Mitsubishi Corp.	1,647,501	48,962,543
Mitsubishi Electric Corp.	2,540,297	26,810,870
Mitsubishi Estate Co. Ltd.	1,525,512	22,656,318
Mitsubishi Heavy Industries Ltd.	420,828	15,626,382
Mitsubishi UFJ Financial Group, Inc.	15,586,918	87,824,369
Mitsubishi UFJ Lease & Finance Co. Ltd.	901,016	4,366,235
Mitsui & Co. Ltd.	1,822,146	40,200,692
Mitsui Chemicals, Inc.	233,671	4,922,101
Mitsui Fudosan Co. Ltd.	1,174,910	26,258,572
Mitsui OSK Lines Ltd. (b)	455,300	12,484,739
Mizuho Financial Group, Inc.	3,141,532	37,467,087
MonotaRO Co. Ltd.	316,308	5,647,790
MS&AD Insurance Group Holdings, Inc.	580,515	18,826,893
Murata Manufacturing Co. Ltd.	749,561	43,782,392
NEC Corp.	321,763	11,877,707
Nexon Co. Ltd.	642,659	14,589,715
NGK Insulators Ltd.	308,595	4,513,583
Nidec Corp.	586,656	40,769,107
Nihon M&A Center Holdings, Inc.	389,660	5,214,448
Nintendo Co. Ltd.	143,989	64,388,052
Nippon Building Fund, Inc.	2,026	10,747,420
Nippon Express Holdings, Inc.	101,285	6,052,329
Nippon Paint Holdings Co. Ltd.	1,089,930	8,331,614
Nippon Prologis REIT, Inc.	2,873	7,471,253
Nippon Sanso Holdings Corp.	232,386	3,918,650
Nippon Shinyaku Co. Ltd.	62,955	3,896,388
Nippon Steel & Sumitomo Metal Corp.	1,052,499	15,661,434
Nippon Telegraph & Telephone Corp.	1,557,671	44,495,377
Nippon Yusen KK	211,011	16,575,191
Nissan Chemical Corp.	171,684	8,778,742
Nissan Motor Co. Ltd.	3,046,425	11,585,141
Nisshin Seifun Group, Inc.	254,762	3,135,979
Nissin Food Holdings Co. Ltd.	83,005	6,011,730
Nitori Holdings Co. Ltd.	107,342	11,356,632
Nitto Denko Corp.	188,250	12,122,416
Nomura Holdings, Inc.	3,800,565	14,501,103
Nomura Real Estate Holdings, Inc.	150,818	3,658,751
Nomura Real Estate Master Fund, Inc.	5,657	7,087,036
Nomura Research Institute Ltd.	439,480	13,203,873
NTT Data Corp.	823,656	12,466,042
Obayashi Corp.	856,885	6,301,912
OBIC Co. Ltd.	91,152	14,572,440
Odakyu Electric Railway Co. Ltd.	370,839	5,318,726
Oji Holdings Corp.	1,020,402	4,254,217
Olympus Corp.	1,614,263	34,548,738
OMRON Corp.	243,277	13,606,004
Ono Pharmaceutical Co. Ltd.	486,445	13,678,308
Open House Group Co. Ltd.	103,500	4,515,213
Oracle Corp. Japan	46,703	2,912,785
Oriental Land Co. Ltd.	261,688	39,731,785
ORIX Corp.	1,559,054	27,785,192
Osaka Gas Co. Ltd.	490,618	8,820,382
Otsuka Corp.	143,232	4,466,788
Otsuka Holdings Co. Ltd.	511,803	18,283,122
Pan Pacific International Holdings Ltd.	498,391	7,760,187
Panasonic Holdings Corp.	2,853,793	23,561,315
Persol Holdings Co. Ltd.	228,326	4,726,756
Rakuten Group, Inc.	1,140,960	5,656,355
Recruit Holdings Co. Ltd.	1,884,883	70,443,841
Renesas Electronics Corp. (a)	1,528,983	14,563,330
Resona Holdings, Inc.	2,816,089	10,944,024
Ricoh Co. Ltd.	765,838	6,159,686
ROHM Co. Ltd.	117,695	8,734,222
SBI Holdings, Inc. Japan	331,765	6,730,664
SCSK Corp.	200,133	3,524,394
Secom Co. Ltd.	274,059	18,304,430
Seiko Epson Corp.	361,709	5,433,836
Sekisui Chemical Co. Ltd.	479,639	6,748,263
Sekisui House Ltd.	800,403	14,176,254
Seven & i Holdings Co. Ltd.	986,172	40,196,579
SG Holdings Co. Ltd.	377,049	7,195,804
Sharp Corp.	342,811	2,759,288
Shimadzu Corp.	308,077	10,961,057
SHIMANO, Inc.	96,290	16,084,884
SHIMIZU Corp.	685,281	3,884,616
Shin-Etsu Chemical Co. Ltd.	490,217	62,793,995
Shionogi & Co. Ltd.	347,594	17,828,609
Shiseido Co. Ltd.	526,375	21,651,516
Shizuoka Bank Ltd.	573,618	3,471,201
SMC Corp.	74,755	36,842,001
SoftBank Corp.	3,748,527	43,341,429
SoftBank Group Corp.	1,579,144	66,334,786
Sompo Holdings, Inc.	409,154	18,261,046
Sony Group Corp.	1,646,620	139,679,403
Square Enix Holdings Co. Ltd.	112,138	5,203,180
Subaru Corp.	806,678	14,036,928
Sumco Corp.	474,129	6,634,359
Sumitomo Chemical Co. Ltd.	1,980,881	7,784,728
Sumitomo Corp.	1,451,869	20,413,216
Sumitomo Electric Industries Ltd.	937,903	10,456,488
Sumitomo Metal Mining Co. Ltd.	326,732	10,273,700
Sumitomo Mitsui Financial Group, Inc.	1,702,072	53,397,577
Sumitomo Mitsui Trust Holdings, Inc.	436,957	14,353,714
Sumitomo Realty & Development Co. Ltd.	404,779	11,177,193
Suntory Beverage & Food Ltd.	187,403	7,394,449
Suzuki Motor Corp.	481,432	15,781,032
Sysmex Corp.	220,329	15,425,637
T&D Holdings, Inc.	699,953	7,922,099
Taisei Corp.	250,602	7,995,914
Takeda Pharmaceutical Co. Ltd.	1,965,320	57,662,900
TDK Corp.	503,387	15,853,998
Terumo Corp.	845,924	28,882,889
TIS, Inc.	296,467	8,406,061
Tobu Railway Co. Ltd.	244,793	5,812,581
Toho Co. Ltd.	149,105	5,921,071
Tokio Marine Holdings, Inc.	819,208	47,956,385
Tokyo Electric Power Co., Inc. (a)	2,007,026	7,898,385
Tokyo Electron Ltd.	195,586	67,319,439
Tokyo Gas Co. Ltd.	519,239	10,198,332
Tokyu Corp.	689,475	8,454,058
Toppan, Inc.	335,777	5,713,402
Toray Industries, Inc.	1,827,319	10,008,849
Toshiba Corp.	510,215	20,698,163
Tosoh Corp.	341,125	4,446,634
Toto Ltd.	180,017	6,131,716
Toyota Industries Corp.	190,343	11,589,885
Toyota Motor Corp.	13,836,130	224,574,755
Toyota Tsusho Corp.	278,695	9,511,706
Trend Micro, Inc.	174,345	10,131,922
Unicharm Corp.	525,297	19,027,435
USS Co. Ltd.	295,946	5,807,209
Welcia Holdings Co. Ltd.	126,237	2,819,491
West Japan Railway Co.	291,780	10,717,292
Yakult Honsha Co. Ltd.	168,418	10,256,572
Yamaha Corp.	193,961	8,273,223
Yamaha Motor Co. Ltd.	393,939	7,609,774
Yamato Holdings Co. Ltd.	385,229	6,741,122
Yaskawa Electric Corp.	316,389	11,081,183
Yokogawa Electric Corp.	295,200	5,234,866
Z Holdings Corp.	3,409,249	12,049,099
ZOZO, Inc.	161,063	3,479,232
TOTAL JAPAN		4,210,347,882
Korea (South) - 3.1%
Alteogen, Inc. (a)	35,745	1,795,722
AMOREPACIFIC Corp.	36,855	3,654,064
AMOREPACIFIC Group, Inc.	37,383	1,059,806
BGF Retail Co. Ltd.	10,614	1,473,133
Celltrion Healthcare Co. Ltd.	111,471	6,201,522
Celltrion Pharm, Inc.	19,678	1,280,211
Celltrion, Inc.	130,188	18,988,917
Cheil Worldwide, Inc.	83,803	1,466,063
CJ CheilJedang Corp.	10,371	3,114,266
CJ Corp.	18,038	1,104,262
CJ ENM Co. Ltd.	13,209	1,032,234
CJ Logistics Corp. (a)	10,778	963,676
Coway Co. Ltd.	72,587	3,567,415
Db Insurance Co. Ltd.	57,836	2,681,626
Doosan Bobcat, Inc.	59,317	1,419,444
Doosan Heavy Industries & Construction Co. Ltd. (a)	537,964	7,775,547
E-Mart, Inc.	26,059	2,262,540
Ecopro BM Co. Ltd.	63,712	5,869,569
EUSU Holdings Co. Ltd.	6	28
F&F Co. Ltd.	22,440	2,580,499
Green Cross Corp.	6,930	920,539
GS Engineering & Construction Corp.	79,050	1,810,506
GS Holdings Corp.	55,933	1,786,193
Hana Financial Group, Inc.	403,496	11,519,509
Hanjin Shipping Co. Ltd. (a)(d)	12	0
Hankook Tire Co. Ltd.	94,098	2,512,918
Hanmi Pharm Co. Ltd.	8,322	1,975,937
Hanon Systems	244,080	1,995,948
Hanwha Solutions Corp. (a)	153,012	5,150,216
HD Hyundai Co. Ltd.	58,240	2,544,234
HLB, Inc. (a)	121,325	3,919,116
HMM Co. Ltd.	343,511	6,570,854
Hotel Shilla Co.	40,408	2,229,779
HYBE Co. Ltd. (a)	20,708	2,801,458
Hyundai Engineering & Construction Co. Ltd.	102,869	3,332,415
Hyundai Glovis Co. Ltd.	24,261	3,392,349
Hyundai Heavy Industries Co. Ltd. (a)	21,531	2,075,868
Hyundai Mobis	81,996	14,377,873
Hyundai Motor Co.	176,881	26,646,649
Hyundai Steel Co.	113,071	2,963,100
Iljin Materials Co. Ltd.	28,026	1,586,962
Industrial Bank of Korea	338,031	2,437,282
Kakao Corp.	412,914	23,755,025
Kakao Games Corp. (a)	42,582	1,662,967
KakaoBank Corp. (a)	147,357	3,501,464
Kangwon Land, Inc. (a)	139,111	2,770,250
KB Financial Group, Inc.	523,999	19,415,600
Kia Corp.	342,140	21,340,334
Korea Aerospace Industries Ltd.	96,942	4,247,494
Korea Electric Power Corp. (a)	333,253	5,718,109
Korea Investment Holdings Co. Ltd.	50,723	2,458,874
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	58,298	3,795,381
Korea Zinc Co. Ltd.	11,024	4,037,637
Korean Air Lines Co. Ltd. (a)	229,108	4,459,831
KRAFTON, Inc. (a)	32,678	5,875,219
KT&G Corp.	141,554	8,888,627
Kumho Petro Chemical Co. Ltd.	22,118	2,201,192
L&F Co. Ltd. (a)	30,188	5,321,938
LG Chemical Ltd.	65,304	30,301,822
LG Corp.	130,768	8,131,436
LG Display Co. Ltd.	294,119	3,464,156
LG Electronics, Inc.	143,473	10,426,095
LG Energy Solution (a)	27,888	9,059,773
LG Household & Health Care Ltd.	12,487	7,476,970
LG Innotek Co. Ltd.	17,971	5,019,847
LG Uplus Corp.	260,475	2,500,569
Lotte Chemical Corp.	21,498	2,914,015
Lotte Shopping Co. Ltd.	14,375	1,053,595
Meritz Financial Holdings Co.	41,555	836,242
Meritz Fire & Marine Insurance Co. Ltd.	45,133	1,195,285
Meritz Securities Co. Ltd.	343,624	1,277,733
Mirae Asset Securities Co. Ltd.	335,174	1,696,934
NAVER Corp.	171,281	34,135,052
NCSOFT Corp.	20,770	5,944,667
Netmarble Corp. (c)	27,534	1,525,558
NH Investment & Securities Co. Ltd.	172,685	1,318,870
Orion Corp./Republic of Korea	33,786	2,605,802
Pan Ocean Co., Ltd. (Korea)	336,976	1,461,345
Pearl Abyss Corp. (a)	36,526	1,499,165
POSCO	102,705	19,109,196
POSCO Chemtech Co. Ltd.	34,025	3,440,324
S-Oil Corp.	57,168	4,059,423
S1 Corp.	19,953	975,546
Samsung Biologics Co. Ltd. (a)(c)	23,318	15,473,232
Samsung C&T Corp.	108,738	10,056,778
Samsung Electro-Mechanics Co. Ltd.	76,793	8,424,753
Samsung Electronics Co. Ltd.	6,239,019	294,219,745
Samsung Engineering Co. Ltd. (a)	199,782	3,012,673
Samsung Fire & Marine Insurance Co. Ltd.	41,472	6,276,927
Samsung Heavy Industries Co. Ltd. (a)	823,484	3,556,617
Samsung Life Insurance Co. Ltd.	110,200	5,132,225
Samsung SDI Co. Ltd.	72,193	31,613,645
Samsung SDS Co. Ltd.	46,298	4,837,910
Samsung Securities Co. Ltd.	86,405	2,321,883
SD Biosensor, Inc.	46,082	1,428,269
Seegene, Inc.	44,655	1,364,510
Shinhan Financial Group Co. Ltd.	606,264	16,633,547
SK Biopharmaceuticals Co. Ltd. (a)	43,048	2,578,396
SK Bioscience Co. Ltd. (a)	29,284	2,745,991
SK Chemicals Co. Ltd.	14,691	1,186,549
SK Hynix, Inc.	715,671	53,899,989
SK IE Technology Co. Ltd. (a)(c)	32,003	2,018,351
SK Innovation Co., Ltd.	72,997	10,535,743
SK Square Co. Ltd. (a)	124,584	4,086,941
SK Telecom Co. Ltd.	30,969	1,273,476
SK, Inc.	46,825	7,912,809
SKC Co. Ltd.	26,267	2,750,547
Woori Financial Group, Inc.	688,908	6,298,233
Yuhan Corp.	65,620	2,910,465
TOTAL KOREA (SOUTH)		954,269,815
Kuwait - 0.2%
Agility Public Warehousing Co. KSC	1,871,175	5,426,438
Boubyan Bank KSC	1,776,362	4,798,003
Gulf Bank	1,972,024	2,309,433
Kuwait Finance House KSCP	6,692,178	19,276,442
Mabanee Co. SAKC	812,094	2,156,400
Mobile Telecommunication Co.	2,745,586	5,418,625
National Bank of Kuwait	9,352,398	32,522,121
TOTAL KUWAIT		71,907,462
Luxembourg - 0.2%
Allegro.eu SA (a)(c)	447,174	2,414,537
ArcelorMittal SA (Netherlands)	797,200	19,485,422
Aroundtown SA	1,342,917	4,289,151
Eurofins Scientific SA	176,071	13,680,055
NEPI Rockcastle PLC	625,399	3,447,597
Reinet Investments SCA	180,045	3,130,421
Tenaris SA	627,099	8,775,655
TOTAL LUXEMBOURG		55,222,838
Malaysia - 0.4%
AMMB Holdings Bhd	2,348,700	2,060,779
Axiata Group Bhd	3,306,115	2,132,051
CIMB Group Holdings Bhd	8,885,366	10,409,782
Dialog Group Bhd	4,735,122	2,354,141
DiGi.com Bhd	3,816,900	3,117,013
Genting Bhd	2,771,300	2,950,000
Genting Malaysia Bhd	3,912,600	2,572,425
Hap Seng Consolidated Bhd	689,500	1,171,223
Hartalega Holdings Bhd	2,148,600	1,329,424
Hong Leong Bank Bhd	861,400	4,064,511
Hong Leong Credit Bhd	256,800	1,125,311
IHH Healthcare Bhd	2,205,900	3,171,808
Inari Amertron Bhd	3,498,500	2,260,416
IOI Corp. Bhd	3,179,100	2,879,001
IOI Properties Group Bhd	11	2
Kuala Lumpur Kepong Bhd	563,813	2,777,021
Malayan Banking Bhd	6,327,749	12,603,078
Malaysia Airports Holdings Bhd (a)	918,498	1,290,433
Maxis Bhd	2,693,300	2,223,017
MISC Bhd	1,738,700	2,819,699
MR DIY Group M Sdn Bhd (c)	2,872,950	1,435,379
Nestle (Malaysia) Bhd	83,500	2,528,438
Petronas Chemicals Group Bhd	3,125,200	6,243,047
Petronas Dagangan Bhd	349,700	1,761,610
Petronas Gas Bhd	981,800	3,783,885
PPB Group Bhd	757,420	2,784,508
Press Metal Bhd	4,829,200	5,284,963
Public Bank Bhd	19,243,000	20,076,332
QL Resources Bhd	1,355,700	1,622,545
RHB Bank Bhd	1,902,163	2,515,677
Sime Darby Bhd	3,641,507	1,918,616
Sime Darby Plantation Bhd	2,576,324	2,524,601
Sime Darby Property Bhd	15	2
SP Setia Bhd	14	2
Telekom Malaysia Bhd	1,383,774	1,768,605
Tenaga Nasional Bhd	3,397,825	6,307,066
Top Glove Corp. Bhd	6,823,600	1,481,089
TOTAL MALAYSIA		125,347,500
Mexico - 0.6%
Alfa SA de CV Series A	3,948,200	2,713,413
America Movil S.A.B. de CV Series L	37,065,346	35,273,489
Arca Continental S.A.B. de CV	625,062	4,329,793
CEMEX S.A.B. de CV unit (a)	20,440,640	8,252,261
Coca-Cola FEMSA S.A.B. de CV unit	692,120	4,190,304
Fibra Uno Administracion SA de CV	4,051,800	4,136,173
Fomento Economico Mexicano S.A.B. de CV unit	2,575,400	16,048,322
Gruma S.A.B. de CV Series B	268,565	3,339,557
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	491,200	6,660,012
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	269,605	5,078,527
Grupo Bimbo S.A.B. de CV Series A	1,779,600	6,288,901
Grupo Carso SA de CV Series A1	565,500	2,205,632
Grupo Financiero Banorte S.A.B. de CV Series O	3,410,500	19,405,160
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	2,810,200	5,174,997
Grupo Mexico SA de CV Series B	4,096,223	16,195,608
Grupo Televisa SA de CV	3,027,500	4,773,189
Industrias Penoles SA de CV	182,040	1,831,339
Kimberly-Clark de Mexico SA de CV Series A	1,868,800	2,752,024
Operadora de Sites Mexicanos, SA de CV	1,731,300	2,026,382
Orbia Advance Corp. S.A.B. de CV	1,268,416	2,797,478
Promotora y Operadora de Infraestructura S.A.B. de CV	313,890	2,264,079
Wal-Mart de Mexico SA de CV Series V	6,892,000	24,964,081
TOTAL MEXICO		180,700,721
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	3,240,676	2,931,095
HKT Trust/HKT Ltd. unit	4,892,479	6,855,790
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	149,126	8,411,741
TOTAL MULTI-NATIONAL		18,198,626
Netherlands - 3.4%
ABN AMRO Group NV GDR (c)	554,440	5,655,321
Adyen BV (a)(c)	28,303	50,910,689
AEGON NV	2,352,399	10,332,224
AerCap Holdings NV (a)	175,653	7,879,794
Airbus Group NV	771,100	83,141,327
Akzo Nobel NV	238,392	16,043,913
Argenx SE (a)	63,487	23,191,897
ASM International NV (Netherlands)	61,444	18,720,334
ASML Holding NV (Netherlands)	530,904	305,141,528
CNH Industrial NV	1,332,195	16,985,585
Davide Campari Milano NV	672,532	7,437,250
Euronext NV (c)	111,578	9,063,764
EXOR NV	139,226	9,727,350
Ferrari NV (Italy)	164,222	34,609,246
Heineken Holding NV	130,667	10,283,212
Heineken NV (Bearer)	338,103	33,208,140
IMCD NV	73,865	11,761,922
ING Groep NV (Certificaten Van Aandelen)	5,102,223	49,562,151
JDE Peet's BV	124,790	3,614,530
Just Eat Takeaway.com NV (a)(c)	225,763	4,138,072
Koninklijke Ahold Delhaize NV	1,365,812	37,612,732
Koninklijke DSM NV	228,246	36,368,169
Koninklijke KPN NV	4,301,316	14,160,031
Koninklijke Philips Electronics NV	1,159,059	23,988,181
NN Group NV	373,670	17,445,623
OCI NV	137,310	4,763,061
Prosus NV	1,082,053	70,587,737
QIAGEN NV (Germany) (a)	307,749	15,368,174
Randstad NV	156,904	7,897,914
Stellantis NV (Italy)	2,862,735	40,733,799
STMicroelectronics NV (France)	890,485	33,699,115
Universal Music Group NV	936,737	21,204,466
Wolters Kluwer NV	341,227	36,967,612
X5 Retail Group NV GDR (d)	152,037	53,508
Yandex NV Class A (a)(d)	371,380	2,068,415
TOTAL NETHERLANDS		1,074,326,786
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	1,597,328	7,500,567
Fisher & Paykel Healthcare Corp.	760,296	10,167,162
Mercury Nz Ltd.	880,673	3,368,501
Meridian Energy Ltd.	1,683,161	5,282,173
Spark New Zealand Ltd.	2,441,760	7,851,669
Xero Ltd. (a)	176,760	11,644,718
TOTAL NEW ZEALAND		45,814,790
Norway - 0.5%
Adevinta ASA Class B (a)	368,107	2,768,867
Aker BP ASA	411,408	14,212,903
DNB Bank ASA	1,200,502	23,680,824
Equinor ASA	1,155,093	44,475,601
Equinor ASA sponsored ADR	116,214	4,463,780
Gjensidige Forsikring ASA	257,582	5,367,458
Kongsberg Gruppen ASA	118,650	4,358,025
Mowi ASA	540,315	12,421,806
Norsk Hydro ASA	1,756,146	11,898,301
Orkla ASA	969,564	8,369,547
Salmar ASA	76,917	5,487,193
Telenor ASA	923,607	11,216,423
Yara International ASA	216,215	9,194,355
TOTAL NORWAY		157,915,083
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	276,673	1,505,101
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	2,135,920	2,201,110
AC Energy Corp.	10,831,225	1,640,228
Ayala Corp.	319,115	3,579,063
Ayala Land, Inc.	9,527,270	4,354,238
Bank of the Philippine Islands (BPI)	2,200,953	3,699,550
BDO Unibank, Inc.	2,618,548	5,660,480
Converge ICT Solutions, Inc. (a)	2,748,900	945,810
DMCI Holdings, Inc.	9	2
Globe Telecom, Inc.	34,000	1,266,853
GT Capital Holdings, Inc.	98,639	808,584
International Container Terminal Services, Inc.	1,324,220	4,645,801
JG Summit Holdings, Inc.	3,730,975	3,470,685
Jollibee Food Corp.	505,500	1,838,049
Manila Electric Co.	252,850	1,554,170
Metro Pacific Investments Corp.	11,439,700	762,822
Metropolitan Bank & Trust Co.	2,539,341	2,230,575
Monde Nissin Corp. (a)(c)	7,850,500	2,021,153
PLDT, Inc.	101,300	3,044,074
SM Investments Corp.	325,415	4,563,222
SM Prime Holdings, Inc.	14,883,075	9,849,828
Universal Robina Corp.	1,205,660	2,417,863
TOTAL PHILIPPINES		60,554,160
Poland - 0.2%
Bank Polska Kasa Opieki SA	235,810	3,722,914
CD Projekt RED SA	85,311	1,670,892
Cyfrowy Polsat SA	290,768	1,253,002
Dino Polska SA (a)(c)	63,385	4,942,020
KGHM Polska Miedz SA (Bearer)	178,641	4,448,205
LPP SA	1,410	3,006,115
mBank SA (a)	17,984	856,436
Orange Polska SA	844,192	1,093,908
PGE Polska Grupa Energetyczna SA (a)	1,179,648	2,630,769
Polish Oil & Gas Co. SA	2,215,692	3,305,976
Polski Koncern Naftowy Orlen SA	532,360	8,671,159
Powszechna Kasa Oszczednosci Bank SA	1,211,989	6,846,111
Powszechny Zaklad Ubezpieczen SA	828,760	5,412,456
Santander Bank Polska SA	47,963	2,428,925
TOTAL POLAND		50,288,888
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)(d)	319,729	3
Energias de Portugal SA	3,573,739	18,039,895
Galp Energia SGPS SA Class B	635,614	6,709,279
Jeronimo Martins SGPS SA	374,741	8,663,551
TOTAL PORTUGAL		33,412,728
Qatar - 0.3%
Barwa Real Estate Co. (a)	2,464,111	2,435,862
Industries Qatar QSC (a)	2,050,215	9,570,579
Masraf al Rayan	7,641,444	9,232,472
Mesaieed Petrochemical Holding Co. (a)	5,561,975	4,154,204
Ooredoo QSC	1,030,755	2,631,974
Qatar Electricity & Water Co. (a)	545,531	2,772,782
Qatar Fuel Co. (a)	630,313	3,082,549
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	3,342,442	3,744,673
Qatar International Islamic Bank QSC (a)	1,027,339	3,328,784
Qatar Islamic Bank (a)	2,193,690	15,486,997
Qatar National Bank SAQ (a)	6,124,714	33,821,102
The Commercial Bank of Qatar (a)	2,824,243	5,658,180
TOTAL QATAR		95,920,158
Russia - 0.0%
Alrosa Co. Ltd. (d)	3,102,770	770,034
Gazprom OAO (d)	12,146,244	1,896,007
Gazprom OAO sponsored ADR (Reg. S) (d)	1,078,053	246,270
Inter Rao Ues JSC (d)	42,112,900	346,355
LUKOIL PJSC (d)	451,803	208,612
LUKOIL PJSC sponsored ADR (d)	52,271	14,787
Magnit OJSC GDR (Reg. S) (d)	428,621	2,087
MMC Norilsk Nickel PJSC (d)	66,556	660,308
MMC Norilsk Nickel PJSC sponsored ADR (d)	85,403	63,419
Mobile TeleSystems OJSC sponsored ADR (d)	504,110	502,089
Moscow Exchange MICEX-RTS OAO (a)(d)	1,699,470	487,339
Novatek PJSC GDR (Reg. S) (d)	110,438	28,214
Novolipetsk Steel OJSC (d)	1,805,640	25,860
PhosAgro OJSC GDR (Reg. S) (d)	159,266	3,267
Polyus PJSC (d)	41,353	145,069
Rosneft Oil Co. OJSC (d)	1,187,356	296,222
Rosneft Oil Co. OJSC GDR (Reg. S) (d)	214,392	50,693
Sberbank of Russia (a)(d)	13,066,303	119,843
Severstal PAO (d)	245,384	8,173
Severstal PAO GDR (Reg. S) (d)	10,278	243
Surgutneftegas OJSC (d)	6,111,900	111,566
Surgutneftegas OJSC sponsored ADR (d)	214,357	39,585
Tatneft PAO (d)	1,520,327	282,087
Tatneft PAO sponsored ADR (d)	24,387	22,517
United Co. RUSAL International PJSC (a)(d)	3,455,150	621,179
VTB Bank OJSC (d)	4,133,678,016	235,595
TOTAL RUSSIA		7,187,420
Saudi Arabia - 1.2%
ACWA Power Co.	106,008	4,933,493
Advanced Polypropylene Co.	160,685	2,094,124
Al Rajhi Bank	2,563,078	61,142,649
Alinma Bank	1,285,135	13,019,006
Almarai Co. Ltd.	311,196	4,324,928
Arab National Bank	780,569	6,463,178
Bank Al-Jazira	514,629	3,589,798
Bank Albilad	627,525	8,286,805
Banque Saudi Fransi	776,943	10,549,546
Bupa Arabia for Cooperative Insurance Co.	76,959	3,298,828
Dar Al Arkan Real Estate Development Co. (a)	646,127	2,164,078
Dr Sulaiman Al Habib Medical Services Group Co.	115,297	6,323,531
Elm Co.	29,317	2,294,781
Emaar The Economic City (a)	474,650	1,278,876
Etihad Etisalat Co.	506,588	5,098,250
Jarir Marketing Co.	77,264	3,353,044
Mobile Telecommunications Co. Saudi Arabia (a)	569,819	1,778,029
Mouwasat Medical Services Co.	61,192	4,004,524
National Industrialization Co. (a)	416,590	1,816,758
Rabigh Refining & Petrochemical Co. (a)	733,658	3,574,532
Riyad Bank	1,769,858	17,199,099
Sabic Agriculture-Nutrients Co.	282,015	9,986,154
Sahara International Petrochemical Co.	453,345	5,678,882
Saudi Arabian Mining Co.	1,127,057	16,863,845
Saudi Arabian Oil Co. (c)	3,145,125	33,243,201
Saudi Basic Industries Corp.	1,163,811	30,675,530
Saudi Electricity Co.	1,102,058	7,229,688
Saudi Industrial Investment Group	469,249	3,460,649
Saudi Investment Bank/The	606,259	3,389,627
Saudi Kayan Petrochemical Co. (a)	923,048	3,686,294
Saudi Research & Marketing Group (a)	44,566	2,297,119
Saudi Tadawul Group Holding Co.	44,263	2,604,399
Saudi Telecom Co.	792,174	21,175,258
The Saudi British Bank	1,211,541	13,547,583
The Saudi National Bank	2,868,345	53,533,276
The Savola Group	317,447	2,801,749
Yanbu National Petrochemical Co.	319,200	4,206,709
TOTAL SAUDI ARABIA		380,967,820
Singapore - 0.8%
Ascendas Real Estate Investment Trust	4,557,715	9,810,297
BOC Aviation Ltd. Class A (c)	255,000	2,166,716
CapitaLand Investment Ltd.	3,369,899	9,588,471
CapitaMall Trust	7,010,939	11,075,327
City Developments Ltd.	520,645	2,925,108
DBS Group Holdings Ltd.	2,355,483	53,748,234
Genting Singapore Ltd.	8,330,423	4,865,285
Keppel Corp. Ltd.	1,868,057	9,333,157
Mapletree Commercial Trust	2,915,489	4,016,009
Mapletree Logistics Trust (REIT)	4,671,533	5,962,246
Oversea-Chinese Banking Corp. Ltd.	4,399,491	37,284,371
Singapore Airlines Ltd. (a)	1,679,139	6,642,928
Singapore Exchange Ltd.	1,154,190	8,273,920
Singapore Technologies Engineering Ltd.	2,170,697	6,329,237
Singapore Telecommunications Ltd.	10,756,418	20,341,189
United Overseas Bank Ltd.	1,531,815	30,561,764
UOL Group Ltd.	552,249	2,983,736
Venture Corp. Ltd.	361,270	4,602,662
Wilmar International Ltd.	2,537,180	7,393,106
TOTAL SINGAPORE		237,903,763
South Africa - 0.9%
Absa Group Ltd.	1,063,024	10,874,569
African Rainbow Minerals Ltd.	148,245	2,085,509
Anglo American Platinum Ltd.	66,553	5,090,143
AngloGold Ashanti Ltd.	552,008	8,136,121
Aspen Pharmacare Holdings Ltd.	488,280	4,265,840
Bid Corp. Ltd.	434,307	7,996,266
Bidvest Group Ltd./The	358,578	4,612,323
Capitec Bank Holdings Ltd.	113,971	13,660,268
Clicks Group Ltd.	310,080	5,220,426
Discovery Ltd. (a)	626,116	4,832,998
Exxaro Resources Ltd.	320,685	3,895,493
FirstRand Ltd.	6,592,164	25,999,780
Foschini Group Ltd./The (b)	418,024	3,051,927
Gold Fields Ltd.	1,159,530	10,724,381
Growthpoint Properties Ltd. (b)	4,181,648	3,409,226
Harmony Gold Mining Co. Ltd. (b)	699,577	2,234,745
Impala Platinum Holdings Ltd.	1,114,953	12,362,058
Kumba Iron Ore Ltd.	78,618	2,329,922
Mr Price Group Ltd.	325,380	3,526,516
MTN Group Ltd.	2,231,061	18,671,376
MultiChoice Group Ltd.	471,399	3,375,807
Naspers Ltd. Class N	284,311	40,169,305
Nedbank Group Ltd.	606,273	7,912,191
Northam Platinum Holdings Ltd. (a)	423,515	4,495,579
Old Mutual Ltd.	5,766,296	3,934,404
Pepkor Holdings Ltd. (c)	2,107,190	2,561,085
Remgro Ltd.	680,101	5,591,805
Sanlam Ltd.	2,298,462	7,538,458
Sasol Ltd. (a)	741,183	15,569,866
Shoprite Holdings Ltd.	678,503	9,154,483
Sibanye-Stillwater Ltd.	3,696,363	9,080,261
Spar Group Ltd./The	238,083	1,923,287
Standard Bank Group Ltd.	1,774,174	17,078,827
Thungela Resources Ltd.	1	18
Vodacom Group Ltd.	865,200	7,180,327
Woolworths Holdings Ltd.	1,254,501	3,990,702
TOTAL SOUTH AFRICA		292,536,292
Spain - 1.4%
Acciona SA (b)	32,567	6,676,992
ACS Actividades de Construccion y Servicios SA	330,927	7,917,822
Aena SME SA (a)(c)	98,855	12,504,145
Amadeus IT Holding SA Class A (a)	588,204	34,298,314
Banco Bilbao Vizcaya Argentaria SA	8,734,019	39,579,740
Banco Santander SA (Spain)	22,642,598	56,648,886
Banco Santander SA (Spain) sponsored ADR	58,075	143,445
CaixaBank SA	5,808,033	17,439,994
Cellnex Telecom SA (c)	712,226	31,857,254
EDP Renovaveis SA	380,365	9,835,427
Enagas SA (b)	311,357	6,135,328
Endesa SA (b)	409,179	7,489,987
Ferrovial SA	627,453	16,724,800
Grifols SA (a)(b)	397,233	5,773,206
Iberdrola SA	7,570,257	80,838,845
Iberdrola SA (a)	205,681	2,192,556
Industria de Diseno Textil SA (b)	1,428,093	34,684,042
Naturgy Energy Group SA (b)	183,901	5,379,301
Red Electrica Corporacion SA	534,541	10,505,880
Repsol SA	1,904,110	23,721,895
Siemens Gamesa Renewable Energy SA (a)	304,670	5,605,707
Telefonica SA	7,032,198	31,389,594
TOTAL SPAIN		447,343,160
Sweden - 2.0%
Alfa Laval AB	383,686	11,402,371
ASSA ABLOY AB (B Shares)	1,305,206	30,836,827
Atlas Copco AB:
(A Shares)	3,303,372	38,614,330
(B Shares)	2,255,821	23,259,228
Boliden AB	360,532	11,954,228
Electrolux AB (B Shares) (b)	296,779	4,260,310
Embracer Group AB (a)(b)	837,644	6,346,912
Epiroc AB:
(A Shares)	863,678	15,271,291
(B Shares)	504,600	7,977,012
EQT AB (b)	389,242	10,479,681
Ericsson (B Shares)	3,813,555	29,006,851
Essity AB (B Shares)	793,600	20,148,078
Evolution AB (c)	239,893	23,096,506
Fastighets AB Balder (a)	790,842	5,026,518
Getinge AB (B Shares)	303,570	6,819,885
H&M Hennes & Mauritz AB (B Shares) (b)	965,240	12,349,805
Hexagon AB (B Shares)	2,535,599	29,855,518
Holmen AB (B Shares)	126,924	5,194,514
Husqvarna AB (B Shares)	537,704	4,285,358
Industrivarden AB:
(A Shares)	170,335	4,423,393
(C Shares)	196,111	5,036,800
Indutrade AB	370,739	8,664,513
Investment AB Latour (B Shares)	189,360	4,690,117
Investor AB:
(A Shares)	730,656	14,962,263
(B Shares)	2,275,129	42,268,835
Kinnevik AB (B Shares) (a)	309,647	5,544,102
L E Lundbergforetagen AB	96,586	4,564,982
Lifco AB	312,863	6,049,633
Nibe Industrier AB (B Shares)	1,959,656	19,630,885
Sagax AB	238,890	6,126,108
Sandvik AB	1,391,760	25,644,840
Securitas AB (B Shares) (b)	425,712	4,291,806
Sinch AB (a)(b)(c)	697,673	1,745,865
Skandinaviska Enskilda Banken AB (A Shares)	2,127,477	22,955,448
Skanska AB (B Shares)	456,678	7,747,465
SKF AB (B Shares)	503,732	8,477,526
Svenska Cellulosa AB SCA (B Shares)	788,794	11,476,176
Svenska Handelsbanken AB (A Shares)	1,907,541	17,152,445
Swedbank AB (A Shares)	1,187,023	16,440,462
Swedish Match Co. AB	2,060,178	21,567,021
Swedish Orphan Biovitrum AB (a)	228,392	5,005,107
Tele2 AB (B Shares)	747,654	8,530,680
Telia Co. AB	3,506,800	12,930,251
Volvo AB:
(A Shares)	334,450	6,210,340
(B Shares)	1,888,365	33,903,778
Volvo Car AB (b)	780,133	5,799,064
TOTAL SWEDEN		628,025,128
Switzerland - 6.3%
ABB Ltd. (Reg.) (b)	2,161,263	65,701,589
Adecco SA (Reg.)	216,284	7,619,039
Alcon, Inc. (Switzerland)	655,050	51,228,578
Bachem Holding AG (B Shares)	39,435	2,645,296
Baloise Holdings AG	61,647	9,799,014
Barry Callebaut AG	4,761	10,523,868
Clariant AG (Reg.)	275,672	5,152,288
Coca-Cola HBC AG	268,253	6,572,771
Compagnie Financiere Richemont SA Series A	682,614	82,307,963
Credit Suisse Group AG (b)	3,249,469	18,900,760
Credit Suisse Group AG sponsored ADR (b)	194,628	1,128,842
Ems-Chemie Holding AG	9,498	7,503,804
Geberit AG (Reg.)	47,062	24,666,945
Givaudan SA	12,096	42,126,638
Holcim AG	729,808	34,219,715
Julius Baer Group Ltd.	292,839	15,142,718
Kuehne & Nagel International AG	71,493	19,167,950
Lindt & Spruengli AG	138	15,889,899
Lindt & Spruengli AG (participation certificate)	1,446	15,951,043
Logitech International SA (Reg.)	231,125	12,898,419
Lonza Group AG	97,868	59,479,435
Nestle SA (Reg. S)	3,677,357	450,576,615
Novartis AG	2,862,741	245,994,374
Partners Group Holding AG	29,836	32,379,669
Roche Holding AG:
(Bearer) (b)	35,186	14,313,200
(participation certificate)	917,739	304,693,493
Schindler Holding AG:
(participation certificate)	54,978	10,685,434
(Reg.)	28,415	5,361,490
SGS SA (Reg.)	8,306	20,270,527
Sika AG	190,806	47,145,769
Sonova Holding AG	70,582	25,285,982
Straumann Holding AG	146,232	19,777,952
Swatch Group AG (Bearer)	42,942	11,431,883
Swatch Group AG (Bearer) (Reg.)	45,284	2,253,139
Swiss Life Holding AG	41,676	22,014,701
Swiss Prime Site AG	101,815	9,257,854
Swiss Re Ltd. (b)	395,735	29,694,711
Swisscom AG	34,481	18,612,531
Temenos Group AG	83,790	6,602,143
UBS Group AG	4,402,359	71,618,983
UBS Group AG (b)	194,394	3,156,959
VAT Group AG (c)	35,773	10,327,699
Vifor Pharma AG	57,248	10,001,936
Vifor Pharma AG (b)	960	171,758
Zurich Insurance Group Ltd.	196,101	85,603,650
TOTAL SWITZERLAND		1,965,859,026
Taiwan - 3.9%
Accton Technology Corp.	643,000	5,349,072
Acer, Inc.	3,754,060	2,839,113
Advantech Co. Ltd.	571,076	6,548,606
ASE Technology Holding Co. Ltd.	4,360,943	12,666,935
Asia Cement Corp.	3,217,785	4,450,601
ASMedia Technology, Inc.	36,000	1,176,653
ASUSTeK Computer, Inc.	954,422	8,974,595
AUO Corp.	10,252,000	4,588,688
Catcher Technology Co. Ltd.	876,000	4,987,056
Cathay Financial Holding Co. Ltd.	10,251,332	15,588,487
Chang Hwa Commercial Bank	5,965,951	3,540,873
Cheng Shin Rubber Industry Co. Ltd.	2,246,513	2,657,434
China Airlines Ltd.	3,439,000	2,619,316
China Development Financial Ho	20,650,457	8,910,528
China Steel Corp.	15,512,421	14,396,466
Chunghwa Picture Tubes, Ltd. (a)(d)	551	0
Chunghwa Telecom Co. Ltd.	5,008,400	20,256,573
Compal Electronics, Inc.	5,302,394	4,036,251
CTBC Financial Holding Co. Ltd.	22,914,255	17,547,494
Delta Electronics, Inc.	2,548,383	22,092,033
E Ink Holdings, Inc.	1,128,000	7,396,911
E.SUN Financial Holdings Co. Ltd.	16,856,314	15,487,774
ECLAT Textile Co. Ltd.	244,420	3,331,049
eMemory Technology, Inc.	83,000	3,288,808
EVA Airways Corp.	3,170,000	3,625,525
Evergreen Marine Corp. (Taiwan)	3,382,554	10,834,330
Far Eastern New Century Corp.	4,341,032	4,402,481
Far EasTone Telecommunications Co. Ltd.	2,078,000	5,222,288
Feng Tay Enterprise Co. Ltd.	560,563	3,130,202
First Financial Holding Co. Ltd.	13,646,802	12,287,123
Formosa Chemicals & Fibre Corp.	4,504,620	10,526,161
Formosa Petrochemical Corp.	1,517,000	4,276,069
Formosa Plastics Corp.	5,337,640	16,409,893
Fubon Financial Holding Co. Ltd.	9,208,001	17,240,571
Giant Manufacturing Co. Ltd.	382,042	3,115,694
GlobalWafers Co. Ltd.	280,000	4,227,838
Hon Hai Precision Industry Co. Ltd. (Foxconn)	16,269,593	59,269,213
Hotai Motor Co. Ltd.	399,000	8,054,828
Hua Nan Financial Holdings Co. Ltd.	11,324,710	8,732,690
Innolux Corp.	13,907,819	4,801,160
Inventec Corp.	3,527,209	2,792,411
Largan Precision Co. Ltd.	133,000	9,298,856
Lite-On Technology Corp.	2,694,053	5,892,186
MediaTek, Inc.	1,989,989	45,701,456
Mega Financial Holding Co. Ltd.	14,268,833	16,848,473
Micro-Star International Co. Ltd.	849,000	3,350,251
momo.com, Inc.	81,600	2,229,526
Nan Ya Plastics Corp.	6,267,980	14,080,003
Nan Ya Printed Circuit Board Corp.	288,000	2,325,771
Nanya Technology Corp.	1,594,000	2,791,359
Nien Made Enterprise Co. Ltd.	229,000	2,192,653
Novatek Microelectronics Corp.	785,000	6,970,820
Pegatron Corp.	2,618,652	5,433,873
Pou Chen Corp.	2,813,240	2,517,815
Powerchip Semiconductor Manufacturing Corp.	3,579,000	4,228,668
President Chain Store Corp.	766,000	7,219,441
Quanta Computer, Inc.	3,497,000	9,895,706
Realtek Semiconductor Corp.	591,744	6,782,927
Ruentex Development Co. Ltd.	1,532,490	2,806,554
Shin Kong Financial Holding Co. Ltd.	17,827,616	5,079,557
Sinopac Financial Holdings Co.	13,071,250	7,379,399
Synnex Technology International Corp.	1,691,920	3,128,665
Taishin Financial Holdings Co. Ltd.	13,736,868	7,207,765
Taiwan Cement Corp.	8,277,302	10,706,512
Taiwan Cooperative Financial Holding Co. Ltd.	12,491,837	11,415,991
Taiwan High Speed Rail Corp.	2,273,000	2,214,232
Taiwan Mobile Co. Ltd.	2,319,400	7,845,438
Taiwan Semiconductor Manufacturing Co. Ltd.	32,184,000	550,159,308
The Shanghai Commercial & Savings Bank Ltd.	4,559,815	7,629,904
Unified-President Enterprises Corp.	6,385,620	14,984,072
Unimicron Technology Corp.	1,662,000	8,837,636
United Microelectronics Corp.	15,658,000	20,996,044
Vanguard International Semiconductor Corp.	1,138,000	2,732,067
Voltronic Power Technology Corp.	88,000	4,308,358
Walsin Lihwa Corp.	3,499,000	3,967,733
Walsin Lihwa Corp. rights (a)	210,600	27,343
Wan Hai Lines Ltd.	905,050	3,241,544
Win Semiconductors Corp.	439,000	2,324,481
Winbond Electronics Corp.	4,000,000	3,104,031
Wiwynn Corp.	119,000	2,934,142
WPG Holding Co. Ltd.	2,021,378	3,385,287
Yageo Corp.	551,292	6,344,697
Yang Ming Marine Transport Corp.	2,355,000	7,079,246
Yuanta Financial Holding Co. Ltd.	13,337,248	8,911,070
TOTAL TAIWAN		1,228,190,653
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	894,500	4,937,190
Advanced Information Service PCL NVDR	707,900	3,907,252
Airports of Thailand PCL:
(For. Reg.) (a)	2,920,100	5,649,829
NVDR (a)	2,074,800	4,014,337
Asset World Corp. PCL:
(For. Reg.)	8,077,300	1,115,271
NVDR	2,412,000	333,036
B. Grimm Power PCL (For. Reg.)	794,300	828,750
Bangkok Commercial Asset Management PCL:
(For. Reg.)	259,500	120,634
NVDR	2,181,100	1,013,929
Bangkok Dusit Medical Services PCL:
(For. Reg.)	8,284,500	6,084,005
NVDR	4,973,100	3,652,166
Bangkok Expressway and Metro PCL:
(For. Reg.)	5,848,100	1,395,055
NVDR	4,958,000	1,182,723
Berli Jucker PCL:
unit	784,000	698,470
(For. Reg.)	600,400	534,900
BTS Group Holdings PCL:
(For. Reg.)	3,939,900	934,484
NVDR	6,189,700	1,464,309
Bumrungrad Hospital PCL:
NVDR	263,300	1,317,558
(For. Reg.)	333,600	1,669,341
Carabao Group PCL NVDR	370,000	1,146,573
Central Pattana PCL:
(For. Reg.)	1,878,700	3,286,020
NVDR	854,500	1,494,599
Central Retail Corp. PCL:
(For. Reg.)	1,222,150	1,229,596
NVDR	1,041,400	1,047,745
Charoen Pokphand Foods PCL:
(For. Reg.)	3,517,640	2,427,784
(NVDR)	1,430,000	986,949
CP ALL PCL:
(For. Reg.)	4,617,300	7,757,519
NVDR	3,098,300	5,205,449
Delta Electronics PCL:
(For. Reg.)	273,200	3,560,612
NVDR	385,600	5,025,519
Electricity Generating PCL:
(For. Reg.)	240,100	1,215,639
NVDR	128,200	649,083
Energy Absolute PCL:
(For. Reg.)	1,281,300	2,858,448
NVDR	948,300	2,115,559
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	488,700	910,302
NVDR	452,600	843,059
Gulf Energy Development PCL:
(For. Reg.)	1,475,300	1,919,245
NVDR	2,265,000	2,946,581
Home Product Center PCL:
(For. Reg.)	5,041,347	1,833,687
NVDR	2,741,100	997,019
Indorama Ventures PCL NVDR	2,108,700	2,534,557
Intouch Holdings PCL:
(For. Reg.)	1,148,900	2,216,279
NVDR	348,700	672,658
JMT Network Services PCL NVDR	794,300	1,632,784
Krung Thai Bank PCL:
(For. Reg.)	1,971,475	860,962
NVDR	1,986,200	867,393
Krungthai Card PCL:
(For. Reg.)	502,900	794,790
NVDR	648,100	1,024,266
Land & House PCL:
NVDR	3,732,600	869,463
(For. Reg.)	7,055,500	1,643,339
Minor International PCL:
unit (a)	1,550,282	1,431,828
warrants 2/15/24 (a)	12,037	1,279
(For. Reg.) (a)	2,339,241	2,160,504
Muangthai Leasing PCL:
(For. Reg.)	569,191	762,767
NVDR	394,600	528,800
Osotspa PCL:
(For. Reg.)	630,600	540,747
NVDR	1,455,100	1,247,765
PTT Exploration and Production PCL:
(For. Reg.)	1,224,151	5,526,740
NVDR	620,700	2,802,307
PTT Global Chemical PCL:
(For. Reg.)	2,006,886	2,447,368
NVDR	903,300	1,101,561
PTT Oil & Retail Business PCL NVDR	3,694,300	2,559,235
PTT PCL:
(For. Reg.)	7,683,000	7,351,964
NVDR	5,521,500	5,283,596
Ratch Group PCL:
unit	972,900	1,017,751
(For. Reg.)	514,200	537,905
SCB X PCL:
(For. Reg.)	344,200	963,530
NVDR unit	621,200	1,738,945
SCG Packaging PCL NVDR	1,537,700	2,166,176
Siam Cement PCL:
(For. Reg.)	581,550	5,942,084
NVDR	459,000	4,689,909
Siam Commercial Bank PCL (For. Reg.)	269,700	746,765
Srisawad Corp. PCL:
warrants 8/29/25 (a)	22,064	2,921
(For. Reg.)	677,100	929,040
NVDR	178,500	246,567
Thai Oil PCL:
(For. Reg.)	1,052,600	1,494,032
NVDR	490,200	695,777
Thai Union Frozen Products PCL:
(For. Reg.)	2,880,000	1,284,730
NVDR	630,500	281,258
True Corp. PCL:
(For. Reg.)	6,974,635	908,590
NVDR	7,580,400	987,504
TOTAL THAILAND		161,806,662
Turkey - 0.1%
Akbank TAS	4,761,832	2,293,674
Aselsan A/S	937,990	1,162,246
Bim Birlesik Magazalar A/S JSC	604,630	3,108,108
Eregli Demir ve Celik Fabrikalari T.A.S.	1,791,041	2,761,061
Ford Otomotiv Sanayi A/S	89,616	1,514,566
Haci Omer Sabanci Holding A/S	1,273,885	1,412,781
Koc Holding A/S	909,120	1,867,308
Turk Hava Yollari AO (a)	701,335	1,972,890
Turk Sise ve Cam Fabrikalari A/S	2,050,761	2,497,564
Turkcell Iletisim Hizmet A/S	1,463,269	1,381,883
Turkiye Is Bankasi A/S Series C	4,424,763	1,289,162
Turkiye Petrol Rafinerileri A/S (a)	156,676	2,347,101
TOTAL TURKEY		23,608,344
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	3,697,203	9,179,846
Abu Dhabi Islamic Bank	1,845,300	4,566,654
Abu Dhabi National Oil Co. for Distribution PJSC	4,518,145	5,264,670
Aldar Properties PJSC	4,992,651	6,660,311
Dubai Islamic Bank Pakistan Ltd. (a)	3,708,204	5,936,195
Emaar Properties PJSC (a)	5,032,918	7,536,154
Emirates NBD Bank PJSC (a)	2,521,719	9,474,210
Emirates Telecommunications Corp.	4,518,722	34,323,145
First Abu Dhabi Bank PJSC	5,809,570	30,715,703
TOTAL UNITED ARAB EMIRATES		113,656,888
United Kingdom - 8.8%
3i Group PLC	1,274,020	19,795,408
Abrdn PLC	2,781,779	5,613,337
Admiral Group PLC	237,325	5,543,296
Anglo American PLC (United Kingdom)	1,662,630	60,095,566
Antofagasta PLC	521,966	7,364,007
Ashtead Group PLC	581,459	32,508,906
Associated British Foods PLC	471,286	9,596,145
AstraZeneca PLC (United Kingdom)	2,024,093	266,251,804
Auto Trader Group PLC (c)	1,245,764	9,604,238
Aveva Group PLC	154,585	4,437,138
Aviva PLC	3,693,501	17,811,864
BAE Systems PLC	4,118,981	38,713,254
Barclays PLC	21,906,724	41,963,750
Barratt Developments PLC	1,352,821	8,253,802
Berkeley Group Holdings PLC	147,909	7,633,637
BP PLC	20,530,106	100,479,762
BP PLC sponsored ADR	810,045	23,799,122
British American Tobacco PLC (United Kingdom)	2,829,346	110,864,113
British Land Co. PLC	1,132,795	6,787,227
BT Group PLC	9,120,050	17,970,150
Bunzl PLC	437,831	16,374,283
Burberry Group PLC	526,708	11,519,993
Compass Group PLC	2,333,186	54,681,617
Croda International PLC	182,975	16,671,913
Diageo PLC	3,025,717	143,333,849
GSK PLC	5,314,688	111,662,708
Haleon PLC (a)	6,705,999	23,830,038
Halma PLC	495,873	13,883,066
Hargreaves Lansdown PLC	453,484	4,684,208
Hikma Pharmaceuticals PLC	237,007	4,993,249
HSBC Holdings PLC (United Kingdom)	26,435,651	165,591,842
Imperial Brands PLC	1,161,604	25,504,564
Informa PLC	1,970,011	14,255,330
InterContinental Hotel Group PLC	244,627	14,500,296
Intertek Group PLC	212,491	11,323,843
J Sainsbury PLC	2,377,436	6,398,484
JD Sports Fashion PLC	3,444,049	5,433,538
Johnson Matthey PLC	247,528	6,441,764
Kingfisher PLC	2,752,158	8,707,482
Land Securities Group PLC	943,675	8,403,005
Legal & General Group PLC	7,776,831	24,718,331
Lloyds Banking Group PLC	92,599,763	51,268,640
London Stock Exchange Group PLC	429,869	41,952,072
M&G PLC	3,422,505	8,890,187
Melrose Industries PLC	5,695,805	11,136,312
Mondi PLC	394,819	7,450,160
Mondi PLC	236,323	4,460,845
National Grid PLC	4,730,902	65,142,662
NatWest Group PLC	7,309,374	22,200,447
Next PLC	172,194	14,272,036
NMC Health PLC (a)	75,611	45
Ocado Group PLC (a)	764,891	7,818,879
Pearson PLC	581,780	5,384,523
Pearson PLC sponsored ADR (b)	309,855	2,869,257
Persimmon PLC	420,459	9,646,739
Phoenix Group Holdings PLC	1,018,497	7,985,217
Prudential PLC	3,592,551	44,311,925
Reckitt Benckiser Group PLC	929,958	75,433,343
RELX PLC (London Stock Exchange)	2,516,806	74,521,288
Rentokil Initial PLC	2,430,461	16,048,248
Rio Tinto PLC	1,467,676	88,602,906
Rolls-Royce Holdings PLC (a)	11,020,468	12,044,707
Sage Group PLC	1,316,687	11,294,782
Schroders PLC	167,143	6,045,338
Segro PLC	1,578,920	21,054,756
Severn Trent PLC	327,071	11,750,058
Shell PLC (London)	9,937,056	265,084,181
Smith & Nephew PLC	1,157,519	14,840,742
Smiths Group PLC	516,255	9,697,626
Spirax-Sarco Engineering PLC	95,906	13,939,403
SSE PLC (b)	1,394,616	30,027,064
St. James's Place PLC	719,985	10,762,692
Standard Chartered PLC (United Kingdom)	3,406,772	23,481,832
Taylor Wimpey PLC	4,852,666	7,511,072
Tesco PLC	9,993,174	32,049,477
Unilever PLC	3,344,576	162,890,580
United Utilities Group PLC	887,226	11,788,165
Vodafone Group PLC	26,682,362	39,320,688
Vodafone Group PLC sponsored ADR	839,464	12,390,489
Whitbread PLC	273,169	8,694,929
TOTAL UNITED KINGDOM		2,752,064,241
United States of America - 0.3%
360 DigiTech, Inc. ADR	111,230	1,615,060
Coca-Cola European Partners PLC	268,968	14,556,548
Legend Biotech Corp. ADR (a)	63,822	3,014,951
Li Auto, Inc. ADR (a)	716,728	23,537,348
NICE Ltd. sponsored ADR (a)	22,281	4,768,580
Southern Copper Corp.	110,269	5,491,396
Yum China Holdings, Inc.	559,109	27,234,199
TOTAL UNITED STATES OF AMERICA		80,218,082
TOTAL COMMON STOCKS (Cost $29,543,292,822)		29,360,849,514

Nonconvertible Preferred Stocks - 1.0%
	Shares	Value ($)
Brazil - 0.4%
Ambev SA sponsored ADR	491,407	1,385,768
Banco Bradesco SA:
(PN)	6,960,334	23,447,290
(PN) sponsored ADR	1,392,823	4,624,172
Braskem SA Class A	228,800	1,622,441
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	305,442	2,794,026
Companhia Energetica de Minas Gerais (CEMIG) (PN)	1,750,954	3,803,700
Gerdau SA	1,541,450	7,287,039
Itau Unibanco Holding SA	5,261,361	24,018,350
Itau Unibanco Holding SA sponsored ADR	1,038,799	4,674,596
Itausa-Investimentos Itau SA (PN)	6,154,262	10,264,835
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	4,710,240	31,088,440
(PN) sponsored ADR (non-vtg.)	905,983	11,895,557
sponsored ADR	315,461	4,504,783
TOTAL BRAZIL		131,410,997
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	188,381	18,710,366
Colombia - 0.0%
Bancolombia SA (PN)	637,500	4,702,064
France - 0.0%
Air Liquide SA (a)	46,389	6,377,672
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	98,369	7,429,761
Henkel AG & Co. KGaA	248,580	15,880,129
Porsche Automobil Holding SE (Germany)	201,413	14,578,630
Sartorius AG (non-vtg.)	32,054	14,267,324
Volkswagen AG	240,636	34,023,500
TOTAL GERMANY		86,179,344
Korea (South) - 0.2%
AMOREPACIFIC Corp.	1	37
Hyundai Motor Co.	33,896	2,452,548
Hyundai Motor Co. Series 2	56,952	4,127,038
LG Chemical Ltd.	9,321	2,084,688
LG Household & Health Care Ltd.	1,381	401,611
Samsung Electronics Co. Ltd.	1,084,062	47,465,847
TOTAL KOREA (SOUTH)		56,531,769
Russia - 0.0%
Surgutneftegas OJSC (d)	8,898,217	230,946
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $324,046,678)		304,143,158

Nonconvertible Bonds - 0.0%
		Principal Amount (f)	Value ($)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	INR	233,068	38,826

U.S. Government and Government Agency Obligations - 0.1%
	Principal Amount (f)	Value ($)
U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (g) (Cost $39,774,632)	40,000,000	39,449,683

Money Market Funds - 4.6%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (h)	763,669,093	763,821,827
Fidelity Securities Lending Cash Central Fund 2.01% (h)(i)	684,787,692	684,856,171
TOTAL MONEY MARKET FUNDS (Cost $1,448,677,590)		1,448,677,998

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $31,355,838,403)	31,153,159,179
NET OTHER ASSETS (LIABILITIES) - 0.6% (j)	180,684,884
NET ASSETS - 100.0%	31,333,844,063

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	11,019	Sep 2022	1,075,509,495	32,769,640	32,769,640
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	9,925	Sep 2022	495,505,625	3,341,485	3,341,485
TME S&P/TSX 60 Index Contracts (Canada)	747	Sep 2022	138,485,651	2,838,089	2,838,089

TOTAL FUTURES CONTRACTS					38,949,214
The notional amount of futures purchased as a percentage of Net Assets is 5.4%

Currency Abbreviations
INR	-	Indian rupee

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $789,658,892 or 2.5% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,449,683.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	Includes $10,683,894 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	489,430,157	6,314,565,508	6,040,173,838	2,747,728	-	-	763,821,827	1.5%
Fidelity Securities Lending Cash Central Fund 2.01%	703,170,009	4,991,198,187	5,009,512,025	4,639,378	-	-	684,856,171	1.9%
Total	1,192,600,166	11,305,763,695	11,049,685,863	7,387,106	-	-	1,448,677,998

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Nonconvertible Bonds and U.S. Government and Government Agency Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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